JPMorgan Core Plus Bond Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 29.8%
Aerospace & Defense — 0.3%
Airbus SE (France)
3.15%, 4/10/2027 (a)	655	640
3.95%, 4/10/2047 (a)	150	136
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	764	627
3.00%, 9/15/2050 (a)	1,494	1,090
Boeing Co. (The)
1.17%, 2/4/2023	1,115	1,100
1.95%, 2/1/2024	965	941
1.43%, 2/4/2024	2,275	2,191
2.85%, 10/30/2024	2,200	2,157
2.75%, 2/1/2026	2,445	2,302
2.20%, 2/4/2026	1,700	1,557
3.10%, 5/1/2026	1,330	1,267
2.70%, 2/1/2027	6,025	5,544
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	695	629
4.13%, 4/15/2029 (a)	3,660	3,276
Howmet Aerospace, Inc. 5.95%, 2/1/2037	4,161	4,161
Raytheon Technologies Corp.
3.95%, 8/16/2025	240	244
4.50%, 6/1/2042	3,181	3,192
4.35%, 4/15/2047	166	160
3.03%, 3/15/2052	2,840	2,224
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	2,575	2,596
TransDigm, Inc. 6.25%, 3/15/2026 (a)	7,485	7,614
Triumph Group, Inc.
8.88%, 6/1/2024 (a)	2,115	2,192
6.25%, 9/15/2024 (a)	1,475	1,408
7.75%, 8/15/2025	2,364	2,037
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a)	8,267	4,381
		53,666
Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	4,000	3,956
5.75%, 4/20/2029 (a)	6,754	6,526
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	3,622	3,545
United Airlines Holdings, Inc. 4.88%, 1/15/2025	2,241	2,153
United Airlines, Inc. 4.38%, 4/15/2026 (a)	2,345	2,263
		18,443
Auto Components — 0.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	700	651
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	250	239
5.88%, 6/1/2029 (a)	3,625	3,632
3.75%, 1/30/2031 (a)	2,959	2,534

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Auto Components — continued
American Axle & Manufacturing, Inc.
6.88%, 7/1/2028	1,420	1,359
5.00%, 10/1/2029	5,475	4,864
Clarios Global LP
6.75%, 5/15/2025 (a)	2,992	3,011
6.25%, 5/15/2026 (a)	2,477	2,485
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	584	587
5.63%, 11/15/2026 (a)	4,490	2,245
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	4,125	4,081
Dana, Inc. 5.63%, 6/15/2028	1,350	1,307
Goodyear Tire & Rubber Co. (The)
9.50%, 5/31/2025	355	371
5.00%, 7/15/2029	6,885	6,305
5.25%, 4/30/2031	3,660	3,335
Icahn Enterprises LP
6.38%, 12/15/2025	3,382	3,383
6.25%, 5/15/2026	957	962
5.25%, 5/15/2027	1,490	1,439
		42,790
Automobiles — 0.2%
Daimler Finance North America LLC (Germany) 3.30%, 5/19/2025 (a)	500	495
General Motors Co.
6.13%, 10/1/2025	550	582
5.15%, 4/1/2038	3,970	3,698
Hyundai Capital America
0.80%, 1/8/2024 (a)	15,230	14,564
1.80%, 10/15/2025 (a)	4,110	3,803
1.50%, 6/15/2026 (a)	3,500	3,133
3.00%, 2/10/2027 (a)	4,000	3,755
2.38%, 10/15/2027 (a)	1,120	1,005
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (a)	3,509	3,344
		34,379
Banks — 5.4%
ABN AMRO Bank NV (Netherlands)
4.75%, 7/28/2025 (a)	14,000	14,164
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (b)	4,100	3,589
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (b)	5,000	4,170
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	1,940	1,931
ANZ New Zealand Int'l Ltd. (New Zealand)
3.40%, 3/19/2024 (a)	1,200	1,204
2.55%, 2/13/2030 (a)	397	354
Banco Bilbao Vizcaya Argentaria SA (Spain) 1.13%, 9/18/2025	4,000	3,645
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (b)	2,850	2,579

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Banco Santander SA (Spain)
3.13%, 2/23/2023	1,600	1,602
1.85%, 3/25/2026	2,400	2,193
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	1,000	890
2.75%, 12/3/2030	1,000	829
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (b)	5,000	5,035
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (b) (c) (d)	1,980	1,975
Series L, 3.95%, 4/21/2025	1,326	1,335
(SOFR + 1.11%), 3.84%, 4/25/2025 (b)	1,400	1,406
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (b)	519	510
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (b)	2,000	1,937
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (b)	6,000	5,910
(SOFR + 1.33%), 3.38%, 4/2/2026 (b)	8,970	8,838
(SOFR + 1.01%), 1.20%, 10/24/2026 (b)	8,500	7,744
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	3,175	2,907
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	8,260	8,116
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (b)	1,000	977
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (b)	273	267
(SOFR + 1.06%), 2.09%, 6/14/2029 (b)	12,727	11,216
(ICE LIBOR USD 3 Month + 0.99%), 2.50%, 2/13/2031 (b)	12,400	10,925
(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	15,000	12,428
(SOFR + 1.37%), 1.92%, 10/24/2031 (b)	7,380	6,093
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	5,000	4,356
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	13,590	11,844
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	39,165	32,920
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	27,930	23,953
6.98%, 3/7/2037	1,500	1,787
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (b)	1,535	1,429
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	8,665	6,678
Series L, 4.75%, 4/21/2045	2,000	1,938
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (b)	3,500	3,215
Bank of Montreal (Canada)
Series E, 3.30%, 2/5/2024	2,500	2,513
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (b)	372	355
Bank of New Zealand (New Zealand) 2.29%, 1/27/2027 (a)	889	832
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 2.65%), 4.65%, 10/12/2022 (b) (c) (d)	4,800	4,411
2.20%, 2/3/2025	1,738	1,681
3.45%, 4/11/2025	6,790	6,765
1.30%, 6/11/2025	2,080	1,942
2.70%, 8/3/2026	1,660	1,587
1.30%, 9/15/2026	1,500	1,351
Banque Federative du Credit Mutuel SA (France)
3.75%, 7/20/2023 (a)	2,770	2,791
0.65%, 2/27/2024 (a)	2,448	2,340
1.60%, 10/4/2026 (a)	3,530	3,190

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Barclays plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (b)	800	806
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a) (b)	2,000	2,023
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	558	524
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	442	395
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (b)	1,000	869
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (b)	832	716
(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (b)	2,128	1,891
Canadian Imperial Bank of Commerce (Canada)
3.10%, 4/2/2024	921	920
2.25%, 1/28/2025	3,100	3,001
3.30%, 4/7/2025	2,000	1,990
3.45%, 4/7/2027	9,980	9,742
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (b) (c) (d)	581	578
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (b) (c) (d)	1,652	1,588
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (b) (c) (d)	146	130
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b) (c) (d)	700	687
(SOFR + 1.37%), 4.14%, 5/24/2025 (b)	9,900	9,983
6.88%, 6/1/2025	645	701
7.00%, 12/1/2025	1,115	1,217
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (c) (d)	8,450	7,622
(SOFR + 0.69%), 2.01%, 1/25/2026 (b)	12,545	11,939
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (b) (c) (d)	11,276	10,066
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	2,500	2,440
4.30%, 11/20/2026	2,500	2,509
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	15,910	15,657
6.63%, 1/15/2028	838	940
Series VAR, (SOFR + 1.28%), 3.07%, 2/24/2028 (b)	8,840	8,430
(SOFR + 1.89%), 4.66%, 5/24/2028 (b)	2,950	3,008
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	803	779
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (b)	6,945	6,684
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (b)	3,600	3,485
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	8,090	7,300
(SOFR + 1.15%), 2.67%, 1/29/2031 (b)	2,600	2,287
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	17,210	17,004
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	5,000	4,344
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	1,090	933
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	17,025	14,402
(SOFR + 4.55%), 5.32%, 3/26/2041 (b)	7,000	7,436
Citizens Bank NA 3.70%, 3/29/2023	2,090	2,104
Comerica, Inc. 4.00%, 2/1/2029	1,500	1,484
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	19,320	18,749
Credit Agricole SA (France)
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (d)	3,840	4,128
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	14,695	13,695

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
2.02%, 1/11/2027 (a)	1,500	1,371
(USD Swap Semi 5 Year + 1.64%), 4.00%, 1/10/2033 (a) (b)	8,939	8,384
2.81%, 1/11/2041 (a)	1,015	732
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (b)	2,829	2,800
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.77%, 3/28/2025 (a) (b)	3,210	3,181
DNB Bank ASA (Norway)
2.15%, 12/2/2022 (a)	1,500	1,499
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	3,590	3,279
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (a) (b)	1,115	986
Fifth Third Bank NA
3.95%, 7/28/2025	500	507
3.85%, 3/15/2026	234	234
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (b)	1,250	1,255
(SOFR + 1.43%), 3.00%, 3/10/2026 (b)	8,650	8,379
(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	10,520	9,793
3.90%, 5/25/2026	506	500
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (b)	1,333	1,328
(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	3,595	3,216
(SOFR + 1.10%), 2.25%, 11/22/2027 (b)	8,370	7,606
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (b)	11,837	11,538
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	29,870	26,153
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	7,335	6,356
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	9,972	9,469
(SOFR + 1.19%), 2.80%, 5/24/2032 (b)	5,890	5,001
(SOFR + 1.41%), 2.87%, 11/22/2032 (b)	9,850	8,347
(SOFR + 2.53%), 4.76%, 3/29/2033 (b)	1,250	1,193
6.10%, 1/14/2042	715	807
ING Groep NV (Netherlands)
(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025 (b) (c) (d)	3,000	2,993
(SOFR + 1.64%), 3.87%, 3/28/2026 (b)	440	437
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (b)	1,210	1,110
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	2,245	2,028
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (b) (c) (d)	8,000	6,382
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (b)	16,017	12,022
KeyBank NA 3.40%, 5/20/2026	1,545	1,500
KeyCorp 2.25%, 4/6/2027	1,290	1,185
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (b)	2,650	2,647
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (b)	1,320	1,301
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (b)	3,060	2,759
4.38%, 3/22/2028	633	630
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (b)	4,500	4,311
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.67%, 7/25/2022	2,150	2,154

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
3.76%, 7/26/2023	4,582	4,629
2.53%, 9/13/2023	423	421
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (b)	3,000	2,906
1.41%, 7/17/2025	1,460	1,357
3.20%, 7/18/2029	2,605	2,404
3.75%, 7/18/2039	3,145	2,829
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (b)	2,000	2,009
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (b)	4,400	4,178
2.56%, 9/13/2031	5,031	4,121
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.87%), 2.17%, 5/22/2032 (b)	7,145	5,830
National Australia Bank Ltd. (Australia)
3.38%, 1/14/2026	3,248	3,227
2.33%, 8/21/2030 (a)	8,405	6,901
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (b)	2,605	2,419
National Bank of Canada (Canada) 2.15%, 10/7/2022 (a)	1,800	1,799
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	7,481	7,575
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (b)	8,215	7,655
NatWest Markets plc (United Kingdom)
0.80%, 8/12/2024 (a)	2,080	1,953
1.60%, 9/29/2026 (a)	3,000	2,703
Nordea Bank Abp (Finland)
4.25%, 9/21/2022 (a)	886	891
3.75%, 8/30/2023 (a)	1,250	1,260
PNC Bank NA 2.70%, 10/22/2029	4,150	3,722
PNC Financial Services Group, Inc. (The)
2.60%, 7/23/2026	2,000	1,928
2.55%, 1/22/2030	1,975	1,760
Royal Bank of Canada (Canada)
2.25%, 11/1/2024	2,600	2,541
4.65%, 1/27/2026	423	432
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	3,260	3,087
(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	11,459	10,247
(SOFR + 1.22%), 2.47%, 1/11/2028 (b)	10,797	9,833
(SOFR + 1.48%), 2.90%, 3/15/2032 (b)	4,000	3,417
Societe Generale SA (France)
2.63%, 10/16/2024 (a)	8,806	8,575
4.25%, 4/14/2025 (a)	7,025	7,017
4.75%, 11/24/2025 (a)	6,630	6,636
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	11,590	10,357
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (b)	11,000	10,025
3.00%, 1/22/2030 (a)	1,484	1,293
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (b)	3,095	2,565
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 1.32%, 10/14/2023 (a) (b)	2,825	2,803

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (b)	1,200	1,202
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (b)	1,000	959
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (b)	2,520	2,253
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.75%, 7/19/2023	1,250	1,262
3.94%, 10/16/2023	654	662
4.44%, 4/2/2024 (a)	1,200	1,213
1.47%, 7/8/2025	1,500	1,400
3.04%, 7/16/2029	1,395	1,275
2.75%, 1/15/2030	3,500	3,111
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.05%, 9/12/2025 (a)	2,350	2,157
Toronto-Dominion Bank (The) (Canada) 1.15%, 6/12/2025	2,000	1,867
Truist Bank
3.20%, 4/1/2024	1,250	1,255
2.15%, 12/6/2024	500	488
Truist Financial Corp.
3.75%, 12/6/2023	1,600	1,621
4.00%, 5/1/2025	1,857	1,887
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	690	609
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (b)	9,300	9,388
US Bancorp
Series X, 3.15%, 4/27/2027	1,660	1,624
3.00%, 7/30/2029	1,325	1,232
Wachovia Corp.
6.61%, 10/1/2025	1,650	1,781
7.57%, 8/1/2026 (e)	515	575
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	1,000	956
3.00%, 10/23/2026	5,000	4,822
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (b)	3,813	3,691
4.30%, 7/22/2027	173	174
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	19,700	19,152
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	8,475	8,244
(SOFR + 2.10%), 2.39%, 6/2/2028 (b)	2,000	1,846
(SOFR + 1.43%), 2.88%, 10/30/2030 (b)	8,700	7,916
(SOFR + 1.26%), 2.57%, 2/11/2031 (b)	7,000	6,220
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	11,795	9,658
5.38%, 11/2/2043	853	897
4.40%, 6/14/2046	3,016	2,801
Westpac Banking Corp. (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (b)	2,000	1,914
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b)	16,815	16,461
		889,084
Beverages — 0.2%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	5,415	5,481

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — continued
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	5,000	4,793
3.75%, 7/15/2042	7,000	6,002
4.44%, 10/6/2048	3,000	2,788
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,267	2,157
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	1,380	1,258
1.85%, 9/1/2032	500	403
Constellation Brands, Inc. 4.65%, 11/15/2028	3,000	3,041
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	365	371
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	3,160	2,600
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	1,700	1,688
2.55%, 9/15/2026	507	481
3.43%, 6/15/2027	225	219
		31,282
Biotechnology — 0.4%
AbbVie, Inc.
2.80%, 3/15/2023	500	501
3.60%, 5/14/2025	5,000	5,033
2.95%, 11/21/2026	5,550	5,394
3.20%, 11/21/2029	8,526	8,015
4.05%, 11/21/2039	20,053	18,660
Amgen, Inc. 2.20%, 2/21/2027	215	202
Biogen, Inc. 2.25%, 5/1/2030	1,162	982
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	4,435	3,506
Gilead Sciences, Inc.
1.65%, 10/1/2030	4,000	3,373
2.60%, 10/1/2040	10,700	8,175
4.50%, 2/1/2045	6,500	6,225
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	3,140	2,869
		62,935
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	3,803	3,391
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	200	197
Griffon Corp. 5.75%, 3/1/2028	6,270	6,050
JELD-WEN, Inc. 6.25%, 5/15/2025 (a)	1,175	1,181
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	3,155	2,822
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	350	339
4.75%, 1/15/2028 (a)	5,118	4,855
3.38%, 1/15/2031 (a)	3,156	2,649
Summit Materials LLC 5.25%, 1/15/2029 (a)	4,986	4,708
Trane Technologies Co. LLC 7.20%, 6/1/2025	45	49
		26,241

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — 2.6%
Bank of New York Mellon Corp. (The) 3.25%, 5/16/2027	1,200	1,183
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	159	148
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	1,265	1,236
4.85%, 3/29/2029	280	287
4.70%, 9/20/2047	132	124
Charles Schwab Corp. (The) 2.75%, 10/1/2029	800	735
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	776	567
3.63%, 10/1/2031 (a)	776	524
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (b) (c) (d)	12,300	12,347
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	250	239
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	300	278
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (b)	1,890	1,658
4.28%, 1/9/2028 (a)	14,706	14,144
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (b)	831	779
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (b)	20,755	17,406
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	2,620	2,554
(SOFR + 1.32%), 2.55%, 1/7/2028 (b)	1,550	1,378
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/2025	2,566	2,570
3.75%, 5/22/2025	4,789	4,815
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	1,612	1,596
4.25%, 10/21/2025	364	369
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (b) (c) (d)	2,605	2,205
3.50%, 11/16/2026	10,000	9,871
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (b)	3,140	2,841
3.85%, 1/26/2027	1,664	1,650
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	20,395	18,427
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	8,830	8,234
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	7,690	7,499
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	6,079	5,918
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	25,810	22,240
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	19,360	16,264
(SOFR + 1.26%), 2.65%, 10/21/2032 (b)	15,505	13,291
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	15,310	14,392
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	2,260	1,856
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	1,096	923
Jefferies Group LLC
6.45%, 6/8/2027	104	113
6.25%, 1/15/2036	950	989
Lehman Brothers Holdings, Inc.
5.75%, 3/2/2015 (f)	1,000	4
8.00%, 8/1/2015 (f)	295	1
3.60%, 12/30/2016 (f)	235	1

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	1,860	1,723
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (b)	800	807
(SOFR + 1.44%), 2.69%, 6/23/2032 (a) (b)	400	334
Morgan Stanley
4.88%, 11/1/2022	3,500	3,540
4.10%, 5/22/2023	750	760
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (b)	7,240	7,271
(SOFR + 1.15%), 2.72%, 7/22/2025 (b)	1,259	1,232
4.00%, 7/23/2025	2,677	2,704
5.00%, 11/24/2025	845	874
3.88%, 1/27/2026	4,268	4,277
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	1,240	1,185
3.13%, 7/27/2026	774	752
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	22,160	20,167
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	10,350	10,367
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	6,667	6,471
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)	3,388	3,302
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)	8,282	8,329
(SOFR + 1.14%), 2.70%, 1/22/2031 (b)	15,650	14,038
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	2,490	2,043
(SOFR + 1.02%), 1.93%, 4/28/2032 (b)	4,040	3,326
(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	7,360	6,213
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	11,150	9,582
(SOFR + 1.29%), 2.94%, 1/21/2033 (b)	1,591	1,417
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (b)	5,425	5,307
(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	5,500	4,562
MSCI, Inc. 3.63%, 9/1/2030 (a)	1,115	1,021
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	2,856	2,771
1.85%, 7/16/2025	1,300	1,215
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (b)	1,000	966
Nuveen LLC 4.00%, 11/1/2028 (a)	710	709
S&P Global, Inc.
2.70%, 3/1/2029 (a)	4,924	4,570
2.90%, 3/1/2032 (a)	12,420	11,334
3.25%, 12/1/2049	3,500	2,897
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (b)	1,303	1,303
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	3,000	2,706
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (b)	34,738	30,975
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (b)	11,550	11,709
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (b)	28,723	26,173
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (a) (b)	13,825	11,764
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 3.18%, 2/11/2043 (a) (b)	3,255	2,576
		424,928

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — 0.5%
Air Products and Chemicals, Inc. 2.70%, 5/15/2040	800	652
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	5,239	4,990
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	1,320	1,166
CF Industries, Inc.
5.15%, 3/15/2034	1,800	1,848
4.95%, 6/1/2043	10,230	9,873
Chemours Co. (The)
5.38%, 5/15/2027	2,576	2,557
5.75%, 11/15/2028 (a)	4,304	4,249
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	4,675	4,184
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	4,580	4,236
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)	1,890	1,663
3.27%, 11/15/2040 (a)	1,630	1,312
3.47%, 12/1/2050 (a)	1,270	986
LYB International Finance III LLC 3.38%, 10/1/2040	2,000	1,641
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)	2,300	2,255
5.00%, 5/1/2025 (a)	2,430	2,395
5.25%, 6/1/2027 (a)	5,287	5,142
4.25%, 5/15/2029 (a)	945	839
Nutrien Ltd. (Canada)
2.95%, 5/13/2030	1,435	1,314
4.13%, 3/15/2035	511	490
RPM International, Inc. 2.95%, 1/15/2032	1,373	1,180
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,020	1,949
4.50%, 10/15/2029	5,513	4,948
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	6,323	6,014
Union Carbide Corp. 7.75%, 10/1/2096	1,305	1,697
Valvoline, Inc. 4.25%, 2/15/2030 (a)	2,990	2,725
WR Grace Holdings LLC
5.63%, 10/1/2024 (a)	225	224
4.88%, 6/15/2027 (a)	3,346	3,128
5.63%, 8/15/2029 (a)	965	791
		74,448
Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	4,530	3,884
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	2,664	2,371
4.88%, 7/15/2032 (a)	5,260	4,569
Allied Universal Holdco LLC 4.63%, 6/01/2028 (a)	3,642	3,249
Aramark Services, Inc.
5.00%, 4/1/2025 (a)	1,100	1,098
5.00%, 2/1/2028 (a)	4,115	4,008
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	3,000	2,095

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	1,880	1,692
9.50%, 11/1/2027 (a)	1,550	1,457
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	6,375	6,192
4.00%, 8/1/2028 (a)	3,675	3,306
Harsco Corp. 5.75%, 7/31/2027 (a)	1,110	956
ILFC E-Capital Trust I 4.05%, 12/21/2065 (a) (b) (g)	5,334	4,160
Madison IAQ LLC 4.13%, 6/30/2028 (a)	7,265	6,666
Nielsen Finance LLC 5.63%, 10/1/2028 (a)	6,795	6,735
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	6,973	6,896
Republic Services, Inc.
4.75%, 5/15/2023	103	104
1.45%, 2/15/2031	2,010	1,615
Stericycle, Inc.
5.38%, 7/15/2024 (a)	1,260	1,261
3.88%, 1/15/2029 (a)	5,265	4,780
		67,094
Communications Equipment — 0.1%
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	3,370	2,810
CommScope, Inc.
6.00%, 3/1/2026 (a)	7,639	7,467
4.75%, 9/1/2029 (a)	2,876	2,546
		12,823
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	1,797	1,213
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,345	3,988
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	2,519	2,113
MasTec, Inc. 4.50%, 8/15/2028 (a)	5,200	4,958
Weekley Homes LLC 4.88%, 9/15/2028 (a)	5,432	4,814
		17,086
Construction Materials — 0.0% ^
Cemex SAB de CV (Mexico) 3.88%, 7/11/2031 (a)	3,843	3,219
CRH America, Inc. (Ireland) 5.13%, 5/18/2045 (a)	1,249	1,282
		4,501
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
4.50%, 9/15/2023	1,780	1,786
1.15%, 10/29/2023	9,000	8,644
6.50%, 7/15/2025	398	415
1.75%, 1/30/2026	2,550	2,277
2.45%, 10/29/2026	2,480	2,218
3.00%, 10/29/2028	16,065	14,096
3.30%, 1/30/2032	2,900	2,447

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
American Express Co.
3.63%, 12/5/2024	276	277
4.20%, 11/6/2025	3,000	3,082
2.55%, 3/4/2027	2,000	1,901
American Honda Finance Corp. 2.30%, 9/9/2026	320	304
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023 (a)	3,587	3,619
5.25%, 5/15/2024 (a)	9,320	9,355
2.88%, 2/15/2025 (a)	2,301	2,164
5.50%, 1/15/2026 (a)	2,175	2,171
2.13%, 2/21/2026 (a)	8,230	7,351
4.25%, 4/15/2026 (a)	2,215	2,119
2.53%, 11/18/2027 (a)	23,994	20,714
Capital One Financial Corp.
3.20%, 2/5/2025	200	198
3.75%, 7/28/2026	840	822
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	1,840	1,648
Ford Motor Credit Co. LLC
4.06%, 11/1/2024	3,440	3,371
5.13%, 6/16/2025	1,220	1,220
4.13%, 8/4/2025	6,700	6,530
3.38%, 11/13/2025	1,247	1,194
4.39%, 1/8/2026	3,750	3,629
4.54%, 8/1/2026	8,140	7,988
2.70%, 8/10/2026	906	818
4.27%, 1/09/2027	5,974	5,734
4.13%, 8/17/2027	3,405	3,226
5.11%, 5/3/2029	1,887	1,839
4.00%, 11/13/2030	6,651	5,986
3.63%, 6/17/2031	6,880	5,948
General Motors Financial Co., Inc.
2.40%, 10/15/2028	10,000	8,576
3.60%, 6/21/2030	7,625	6,840
2.70%, 6/10/2031	2,075	1,712
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 6.50% (Cash), 9/15/2024 (a) (h)	3,694	2,983
ILFC E-Capital Trust II 4.30%, 12/21/2065 (a) (b) (g)	1,790	1,392
John Deere Capital Corp. 2.65%, 6/10/2026	1,000	973
Navient Corp.
6.75%, 6/25/2025	1,970	1,981
5.00%, 3/15/2027	915	842
OneMain Finance Corp.
6.88%, 3/15/2025	575	584
7.13%, 3/15/2026	4,258	4,360
6.63%, 1/15/2028	3,952	3,957
5.38%, 11/15/2029	3,233	2,987
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	4,880	4,925
		177,203

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc
5.25%, 4/30/2025 (a)	417	415
4.13%, 8/15/2026 (a)	9,580	8,909
5.25%, 8/15/2027 (a)	1,725	1,440
Ball Corp. 2.88%, 8/15/2030	1,910	1,652
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	4,185	3,672
Crown Americas LLC 4.75%, 2/1/2026	1,855	1,827
Klabin Austria GmbH (Brazil) 5.75%, 4/3/2029 (i)	1,889	1,881
LABL, Inc. 6.75%, 7/15/2026 (a)	4,605	4,444
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	4,525	4,469
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,540	3,491
Packaging Corp. of America 3.05%, 10/1/2051	2,345	1,738
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	6,558	5,935
Sealed Air Corp. 4.00%, 12/1/2027 (a)	1,875	1,767
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (e)	3,113	3,094
WRKCo, Inc. 4.65%, 3/15/2026	2,500	2,569
		47,303
Diversified Consumer Services — 0.1%
Service Corp. International 5.13%, 6/1/2029	5,135	5,139
University of Miami Series 2022, 4.06%, 4/1/2052	3,500	3,199
University of Southern California Series A, 3.23%, 10/1/2120	800	533
		8,871
Diversified Financial Services — 0.2%
CK Hutchison International 19 Ltd. (United Kingdom) 3.63%, 4/11/2029 (a)	1,135	1,095
EDP Finance BV (Portugal) 1.71%, 1/24/2028 (a)	9,042	7,797
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	3,623	3,601
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022 (a)	257	258
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	4,725	4,220
Mitsubishi HC Capital, Inc. (Japan)
2.65%, 9/19/2022 (a)	200	200
3.96%, 9/19/2023 (a)	1,215	1,225
3.56%, 2/28/2024 (a)	1,900	1,904
Petronas Capital Ltd. (Malaysia) 2.48%, 1/28/2032 (a)	4,000	3,467
Shell International Finance BV (Netherlands)
3.25%, 5/11/2025	1,098	1,104
2.88%, 5/10/2026	246	242
3.63%, 8/21/2042	6,600	5,866
4.00%, 5/10/2046	3,000	2,816
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	2,000	1,697
Voya Financial, Inc. 5.70%, 7/15/2043	300	323
		35,815
Diversified Telecommunication Services — 1.3%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	2,500	2,457
Altice France SA (France)
5.13%, 7/15/2029 (a)	3,336	2,912
5.50%, 10/15/2029 (a)	2,371	2,057

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
AT&T, Inc.
1.65%, 2/1/2028	9,000	7,968
2.55%, 12/1/2033	20,260	17,125
3.50%, 6/1/2041	5,000	4,218
CCO Holdings LLC
5.13%, 5/1/2027 (a)	5,794	5,711
5.00%, 2/1/2028 (a)	11,546	11,186
5.38%, 6/1/2029 (a)	8,896	8,641
4.75%, 3/1/2030 (a)	20,221	18,654
4.50%, 8/15/2030 (a)	11,000	9,934
4.25%, 2/1/2031 (a)	3,250	2,867
4.75%, 2/1/2032 (a)	1,040	926
4.25%, 1/15/2034 (a)	3,020	2,502
Embarq Corp. 8.00%, 6/1/2036	4,092	3,447
ESC Co., Intelsat Jackson Holdings, Ltd. 8.50%, 10/15/2024 ‡ (f)	7,233	1
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	5,217	5,113
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	4,883	4,553
Level 3 Financing, Inc.
5.25%, 3/15/2026	2,557	2,512
4.63%, 9/15/2027 (a)	5,707	5,258
Lumen Technologies, Inc.
5.63%, 4/1/2025	1,197	1,188
5.13%, 12/15/2026 (a)	10,925	10,106
4.00%, 2/15/2027 (a)	7,383	6,792
5.38%, 6/15/2029 (a)	2,297	1,970
Sprint Capital Corp. 8.75%, 3/15/2032	8,352	10,849
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	1,061	968
6.00%, 9/30/2034	3,048	2,694
7.72%, 6/4/2038	190	172
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	2,990	3,034
Verizon Communications, Inc.
2.10%, 3/22/2028	2,670	2,428
4.33%, 9/21/2028	2,156	2,194
4.02%, 12/3/2029	12,013	11,906
2.36%, 3/15/2032	16,370	14,099
2.65%, 11/20/2040	14,625	11,284
3.40%, 3/22/2041	2,425	2,093
3.70%, 3/22/2061	2,395	1,989
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	5,778	5,681
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	1,993	1,744
		209,233
Electric Utilities — 1.7%
AEP Texas, Inc. Series E, 6.65%, 2/15/2033	750	863
AEP Transmission Co. LLC
3.15%, 9/15/2049	485	382
Series M, 3.65%, 4/1/2050	2,000	1,714

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Series N, 2.75%, 8/15/2051	2,500	1,841
AES Panama Generation Holdings SRL (Panama) 4.38%, 5/31/2030 (a)	980	897
Alabama Power Co.
6.13%, 5/15/2038	891	1,021
5.50%, 3/15/2041	1,250	1,347
Series A, 4.30%, 7/15/2048	350	328
American Electric Power Co., Inc. 2.03%, 3/15/2024	1,090	1,063
Arizona Public Service Co.
4.70%, 1/15/2044	150	135
4.25%, 3/1/2049	1,000	899
Baltimore Gas and Electric Co.
4.25%, 9/15/2048	1,400	1,332
3.20%, 9/15/2049	1,475	1,178
2.90%, 6/15/2050	840	639
CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	2,000	1,558
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	720	713
Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	200	209
Comision Federal de Electricidad (Mexico) 3.35%, 2/9/2031 (a)	11,948	9,620
Commonwealth Edison Co. 4.00%, 3/1/2048	300	280
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,686	1,592
DTE Electric Co.
3.95%, 6/15/2042	381	342
Series A, 4.00%, 4/1/2043	4,870	4,574
Duke Energy Carolinas LLC 3.70%, 12/1/2047	1,000	887
Duke Energy Florida LLC
3.80%, 7/15/2028	600	598
1.75%, 6/15/2030	7,440	6,276
5.90%, 3/1/2033	412	465
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	2,235	1,784
2.75%, 4/1/2050	10,195	7,544
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	1,470	1,398
Duke Energy Progress LLC
4.10%, 5/15/2042	305	285
3.70%, 10/15/2046	200	176
4.00%, 4/1/2052	2,180	2,064
Edison International 4.95%, 4/15/2025	1,033	1,056
Emera US Finance LP (Canada) 2.64%, 6/15/2031	14,530	12,485
Empresa de Transmision Electrica SA 5.13%, 5/02/2049 (a)	1,270	1,124
Enel Finance International NV (Italy) 2.25%, 7/12/2031 (a)	9,677	7,980
Entergy Louisiana LLC
3.12%, 9/1/2027	750	723
1.60%, 12/15/2030	7,470	6,130
4.20%, 4/1/2050	1,400	1,331
Entergy Mississippi LLC
3.85%, 6/1/2049	500	446
3.50%, 6/1/2051	1,580	1,325

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Entergy Texas Restoration Funding II LLC Series A-2, 3.70%, 12/15/2035	2,910	2,830
Entergy Texas, Inc.
1.75%, 3/15/2031	18,256	15,125
3.55%, 9/30/2049	775	636
Eskom Holdings SOC Ltd. (South Africa) 6.75%, 8/6/2023 (i)	2,900	2,846
Evergy Metro, Inc. 4.20%, 6/15/2047	735	670
Exelon Corp. 4.95%, 6/15/2035	123	124
FEL Energy VI SARL (Mexico) 5.75%, 12/1/2040 (a)	3,617	2,768
Florida Power & Light Co.
5.40%, 9/1/2035	600	659
3.70%, 12/1/2047	4,600	4,186
3.95%, 3/1/2048	665	630
Hydro-Quebec (Canada) Series HK, 9.38%, 4/15/2030	1,000	1,390
Interchile SA (Chile) 4.50%, 6/30/2056 (a)	4,247	3,647
Interstate Power and Light Co. 4.10%, 9/26/2028	800	815
ITC Holdings Corp.
3.65%, 6/15/2024	576	577
2.95%, 5/14/2030 (a)	4,000	3,599
Jersey Central Power & Light Co. 6.15%, 6/1/2037	800	896
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	407	419
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	988	1,062
MidAmerican Energy Co.
3.65%, 4/15/2029	3,970	3,926
3.65%, 8/1/2048	2,000	1,770
Mississippi Power Co. 3.95%, 3/30/2028	560	555
Nevada Power Co.
Series CC, 3.70%, 5/1/2029	1,700	1,668
5.38%, 9/15/2040	626	631
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	537	531
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (a)	87	86
4.50%, 9/15/2027 (a)	1,091	1,059
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	650	648
Northern States Power Co.
6.20%, 7/1/2037	173	205
2.60%, 6/1/2051	1,160	859
4.50%, 6/1/2052	2,680	2,792
NRG Energy, Inc.
6.63%, 1/15/2027	678	696
2.45%, 12/2/2027 (a)	2,625	2,315
5.75%, 1/15/2028	1,197	1,200
3.38%, 2/15/2029 (a)	2,149	1,912
5.25%, 6/15/2029 (a)	5,040	4,915
3.63%, 2/15/2031 (a)	632	556
3.88%, 2/15/2032 (a)	1,516	1,334
Ohio Power Co.
Series P, 2.60%, 4/1/2030	2,600	2,341

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
4.00%, 6/1/2049	600	534
Series R, 2.90%, 10/1/2051	9,855	7,274
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	140	137
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	1,000	804
5.35%, 10/1/2052	550	623
Pacific Gas and Electric Co.
1.37%, 3/10/2023	4,225	4,128
1.70%, 11/15/2023	1,500	1,458
3.25%, 2/16/2024	4,380	4,319
3.45%, 7/1/2025	1,630	1,566
2.95%, 3/1/2026	1,030	957
4.65%, 8/1/2028	12,247	11,716
4.20%, 6/1/2041	1,670	1,291
4.60%, 6/15/2043	1,951	1,559
4.25%, 3/15/2046	8,746	6,712
PacifiCorp
7.24%, 8/16/2023	250	264
5.75%, 4/1/2037	880	976
4.13%, 1/15/2049	1,655	1,544
4.15%, 2/15/2050	8,508	7,920
3.30%, 3/15/2051	3,850	3,157
PECO Energy Co. 2.80%, 6/15/2050	750	567
Pepco Holdings LLC 7.45%, 8/15/2032	1,000	1,186
PG&E Corp.
5.00%, 7/1/2028	6,745	6,374
5.25%, 7/1/2030	1,445	1,333
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	1,090	1,109
Pinnacle West Capital Corp. 1.30%, 6/15/2025	800	741
Potomac Electric Power Co. 6.50%, 11/15/2037	360	435
Public Service Co. of Colorado
4.05%, 9/15/2049	2,650	2,483
Series 36, 2.70%, 1/15/2051	3,190	2,362
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	1,100	1,276
Public Service Electric and Gas Co.
2.25%, 9/15/2026	989	939
5.80%, 5/1/2037	850	975
5.38%, 11/1/2039	416	451
2.05%, 8/1/2050	3,038	1,978
Southern California Edison Co.
Series E, 3.70%, 8/1/2025	2,000	1,994
Series B, 3.65%, 3/1/2028	1,000	963
2.85%, 8/1/2029	1,800	1,620
Series 06-E, 5.55%, 1/15/2037	450	465
Series 08-A, 5.95%, 2/1/2038	285	308
Series C, 3.60%, 2/1/2045	1,270	996
Series C, 4.13%, 3/1/2048	1,000	859

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Series 20A, 2.95%, 2/1/2051	8,810	6,240
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	2,440	2,247
Series M, 4.10%, 9/15/2028	400	395
Series J, 3.90%, 4/1/2045	1,242	1,040
State Grid Overseas Investment BVI Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	2,016
Texas Competitive Electric Holdings Co. LLC
8.50%, 12/1/2021 ‡ (f)	2,117	2
8.50%, 10/1/2022 ‡ (f)	4,117	6
Tucson Electric Power Co.
3.05%, 3/15/2025	600	595
4.85%, 12/1/2048	600	591
Union Electric Co.
2.95%, 6/15/2027	644	623
4.00%, 4/1/2048	2,050	1,875
3.90%, 4/1/2052	1,300	1,189
Virginia Electric and Power Co.
3.45%, 2/15/2024	490	493
6.35%, 11/30/2037	235	279
8.88%, 11/15/2038	670	977
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	4,042	4,015
5.63%, 2/15/2027 (a)	3,900	3,902
5.00%, 7/31/2027 (a)	5,057	4,947
4.38%, 5/1/2029 (a)	784	731
4.30%, 7/15/2029 (a)	5,000	4,676
Xcel Energy, Inc. 3.40%, 6/1/2030	2,250	2,117
		284,791
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 11/2/2042	2,500	2,348
EnerSys 4.38%, 12/15/2027 (a)	1,060	962
Sensata Technologies BV
5.63%, 11/1/2024 (a)	2,538	2,581
5.00%, 10/1/2025 (a)	554	559
		6,450
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.00%, 4/1/2025	653	656
3.88%, 1/12/2028	221	215
CDW LLC 3.25%, 2/15/2029	2,435	2,149
Corning, Inc. 5.35%, 11/15/2048	5,000	5,292
II-VI, Inc. 5.00%, 12/15/2029 (a)	645	604
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	1,085	970
		9,886

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC
4.49%, 5/1/2030	1,200	1,216
5.13%, 9/15/2040	903	930
4.08%, 12/15/2047	1,920	1,730
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	6,153	5,215
Halliburton Co.
3.80%, 11/15/2025	17	17
4.75%, 8/1/2043	270	254
7.60%, 8/15/2096 (a)	275	294
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	745	745
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	2,220	2,095
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (a)	505	510
4.00%, 12/21/2025 (a)	39	39
3.90%, 5/17/2028 (a)	587	574
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164 (c) (d) (h)	917	43
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	751	732
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	424	402
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a)	1,637	1,588
		16,384
Entertainment — 0.5%
Activision Blizzard, Inc. 2.50%, 9/15/2050	23,376	17,307
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	435	448
5.88%, 3/15/2026 (a)	500	475
5.25%, 7/15/2028 (a)	2,730	2,453
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	1,687	1,670
6.50%, 5/15/2027 (a)	4,259	4,408
4.75%, 10/15/2027 (a)	4,000	3,820
Magallanes, Inc.
4.28%, 3/15/2032 (a)	7,715	7,211
5.14%, 3/15/2052 (a)	4,040	3,615
Netflix, Inc.
4.88%, 4/15/2028	2,258	2,239
6.38%, 5/15/2029	8,000	8,503
5.38%, 11/15/2029 (a)	11,943	12,033
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	856	845
Walt Disney Co. (The)
8.88%, 4/26/2023	147	155
7.75%, 1/20/2024	800	861
2.00%, 9/1/2029	4,310	3,806
WMG Acquisition Corp.
3.88%, 7/15/2030 (a)	3,690	3,392
3.00%, 2/15/2031 (a)	1,115	955
		74,196

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	1,145	906
American Tower Corp.
1.45%, 9/15/2026	1,445	1,290
3.10%, 6/15/2050	115	83
Boston Properties LP 3.80%, 2/1/2024	299	301
Camden Property Trust 3.15%, 7/1/2029	2,955	2,783
Corporate Office Properties LP 2.25%, 3/15/2026	1,550	1,429
Duke Realty LP
3.25%, 6/30/2026	180	176
1.75%, 7/1/2030	2,500	2,091
ERP Operating LP 2.85%, 11/1/2026	3,000	2,901
Essex Portfolio LP 2.65%, 3/15/2032	3,255	2,795
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	599	579
Healthpeak Properties, Inc. 3.00%, 1/15/2030	500	457
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	2,370	2,335
5.25%, 3/15/2028 (a)	990	963
5.25%, 7/15/2030 (a)	1,000	955
4.50%, 2/15/2031 (a)	1,364	1,224
Life Storage LP 2.20%, 10/15/2030	1,470	1,217
MPT Operating Partnership LP 4.63%, 8/1/2029	1,425	1,346
National Retail Properties, Inc.
3.60%, 12/15/2026	948	928
4.30%, 10/15/2028	800	796
Office Properties Income Trust
4.50%, 2/1/2025	9,526	9,342
3.45%, 10/15/2031	2,510	1,948
Prologis LP 3.00%, 4/15/2050	5,139	4,038
Public Storage 1.50%, 11/9/2026	2,734	2,506
Realty Income Corp.
3.88%, 7/15/2024	2,018	2,038
3.88%, 4/15/2025	840	846
3.25%, 1/15/2031	555	520
1.80%, 3/15/2033	1,100	866
Regency Centers LP 3.70%, 6/15/2030	3,855	3,619
RHP Hotel Properties LP 4.75%, 10/15/2027	7,301	7,012
Sabra Health Care LP 3.20%, 12/1/2031	2,260	1,863
Safehold Operating Partnership LP 2.80%, 6/15/2031	5,000	4,174
SBA Communications Corp.
3.88%, 2/15/2027	3,080	3,011
3.13%, 2/1/2029	3,052	2,714
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	1,420	1,402
3.25%, 10/28/2025 (a)	1,000	976
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (b)	1,500	1,423
Simon Property Group LP 3.25%, 9/13/2049	5,239	4,059

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
UDR, Inc.
2.10%, 8/1/2032	950	766
1.90%, 3/15/2033	505	396
Ventas Realty LP
3.75%, 5/1/2024	588	590
3.50%, 2/1/2025	448	444
4.13%, 1/15/2026	86	86
3.25%, 10/15/2026	218	211
3.85%, 4/1/2027	618	611
VICI Properties LP
5.63%, 5/1/2024 (a)	5,455	5,515
3.50%, 2/15/2025 (a)	1,650	1,578
4.63%, 6/15/2025 (a)	701	684
4.25%, 12/1/2026 (a)	2,314	2,197
5.75%, 2/1/2027 (a)	735	733
4.63%, 12/1/2029 (a)	5,846	5,495
4.13%, 8/15/2030 (a)	575	527
WP Carey, Inc.
4.25%, 10/1/2026	2,155	2,179
2.25%, 4/1/2033	2,880	2,294
		102,218
Food & Staples Retailing — 0.3%
7-Eleven, Inc.
0.63%, 2/10/2023 (a)	2,235	2,204
0.95%, 2/10/2026 (a)	1,390	1,250
1.30%, 2/10/2028 (a)	1,114	951
2.50%, 2/10/2041 (a)	1,133	807
2.80%, 2/10/2051 (a)	4,250	2,932
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	17,620	17,117
5.88%, 2/15/2028 (a)	1,095	1,073
3.50%, 3/15/2029 (a)	1,129	982
4.88%, 2/15/2030 (a)	1,010	942
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	450	352
3.63%, 5/13/2051 (a)	505	379
Kroger Co. (The) Series B, 7.70%, 6/1/2029	900	1,083
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	4,904	4,823
Rite Aid Corp. 8.00%, 11/15/2026 (a)	7,000	5,800
Sysco Corp. 2.40%, 2/15/2030	4,000	3,506
		44,201
Food Products — 0.2%
Archer-Daniels-Midland Co.
2.50%, 8/11/2026	1,650	1,606
4.50%, 3/15/2049	1,200	1,257
Campbell Soup Co. 4.15%, 3/15/2028	1,700	1,699

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	4,878	4,781
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	2,060	2,033
4.13%, 1/31/2030 (a)	2,906	2,692
4.38%, 1/31/2032 (a)	969	894
MARB BondCo plc (Brazil) 3.95%, 1/29/2031 (a)	2,523	2,086
Mars, Inc. 0.88%, 7/16/2026 (a)	2,300	2,066
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	497	507
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	3,082	3,141
4.63%, 4/15/2030 (a)	2,775	2,489
Tyson Foods, Inc. 5.15%, 8/15/2044	155	159
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	5,250	4,494
		29,904
Gas Utilities — 0.1%
AmeriGas Partners LP
5.63%, 5/20/2024	2,234	2,273
5.88%, 8/20/2026	1,475	1,500
5.75%, 5/20/2027	2,195	2,157
Atmos Energy Corp.
1.50%, 1/15/2031	3,250	2,659
5.50%, 6/15/2041	1,110	1,200
4.15%, 1/15/2043	582	536
2.85%, 2/15/2052	955	717
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	1,030	985
4.27%, 3/15/2048 (a)	1,000	845
ONE Gas, Inc. 4.50%, 11/1/2048	400	371
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	800	761
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026	1,100	1,059
Series XX, 2.55%, 2/1/2030	715	644
Southern Natural Gas Co. LLC
0.63%, 4/28/2023 (a)	1,380	1,371
8.00%, 3/1/2032	350	425
4.80%, 3/15/2047 (a)	204	188
		17,691
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 1.15%, 1/30/2028	660	584
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	6,096	5,935
Becton Dickinson and Co.
3.73%, 12/15/2024	219	221
3.70%, 6/6/2027	2,500	2,479
6.00%, 5/15/2039	400	436
DH Europe Finance II SARL 3.25%, 11/15/2039	1,400	1,213

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
Hologic, Inc.
4.63%, 2/1/2028 (a)	1,143	1,136
3.25%, 2/15/2029 (a)	5,590	5,031
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029 (a)	4,310	3,890
5.25%, 10/1/2029 (a)	3,356	2,971
		23,896
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	4,817	4,763
5.00%, 4/15/2029 (a)	2,500	2,427
AdaptHealth LLC 4.63%, 8/1/2029 (a)	4,395	3,771
Aetna, Inc.
2.80%, 6/15/2023	546	547
4.50%, 5/15/2042	224	208
Ascension Health 3.95%, 11/15/2046	687	647
Banner Health 1.90%, 1/1/2031	2,439	2,035
Centene Corp. 4.63%, 12/15/2029	29,205	28,783
Children's Hospital Series 2020, 2.93%, 7/15/2050	763	557
Cigna Corp. 4.50%, 2/25/2026	1,000	1,027
CommonSpirit Health
1.55%, 10/1/2025	1,275	1,183
2.78%, 10/1/2030	1,275	1,122
3.91%, 10/1/2050	1,255	1,019
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	3,588	3,342
6.00%, 1/15/2029 (a)	2,669	2,418
5.25%, 5/15/2030 (a)	2,439	2,101
4.75%, 2/15/2031 (a)	6,320	5,099
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	500	407
CVS Health Corp. 4.30%, 3/25/2028	1,463	1,481
DaVita, Inc.
4.63%, 6/1/2030 (a)	8,790	7,636
3.75%, 2/15/2031 (a)	1,938	1,588
Encompass Health Corp.
4.50%, 2/1/2028	5,135	4,774
4.75%, 2/1/2030	4,840	4,429
4.63%, 4/1/2031	872	773
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	4,480	1,344
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	1,580	1,175
Hartford HealthCare Corp. 3.45%, 7/1/2054	2,350	1,913
HCA, Inc.
4.50%, 2/15/2027	20,305	20,502
5.63%, 9/1/2028	20,151	21,133
5.88%, 2/1/2029	16,788	17,753
3.50%, 9/1/2030	360	328
5.50%, 6/15/2047	2,000	1,973

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
3.50%, 7/15/2051	1,311	979
4.63%, 3/15/2052 (a)	1,464	1,289
McKesson Corp. 0.90%, 12/3/2025	2,720	2,476
Memorial Health Services 3.45%, 11/1/2049	645	553
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/2052	225	215
Series 2015, 4.20%, 7/1/2055	785	742
MidMichigan Health Series 2020, 3.41%, 6/1/2050	955	784
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	666	583
MultiCare Health System 2.80%, 8/15/2050	355	264
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	700	455
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	1,110	860
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	363	350
Quest Diagnostics, Inc. 2.95%, 6/30/2030	1,000	902
Tenet Healthcare Corp.
4.63%, 7/15/2024	1,745	1,744
4.63%, 9/1/2024 (a)	1,385	1,385
4.88%, 1/1/2026 (a)	8,625	8,606
6.25%, 2/1/2027 (a)	500	500
5.13%, 11/1/2027 (a)	13,532	13,429
4.63%, 6/15/2028 (a)	2,050	1,973
4.25%, 6/1/2029 (a)	1,754	1,648
Texas Health Resources
2.33%, 11/15/2050	500	337
4.33%, 11/15/2055	1,075	1,037
UnitedHealth Group, Inc.
4.63%, 7/15/2035	98	103
3.95%, 10/15/2042	615	570
3.75%, 10/15/2047	1,120	1,014
3.25%, 5/15/2051	1,955	1,631
3.88%, 8/15/2059	805	724
Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	2,141	1,811
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	970	684
		195,906
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	2,575	2,567
5.00%, 5/15/2027 (a)	5,377	5,381
		7,948
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	6,360	6,002
4.00%, 10/15/2030 (a)	3,334	2,939
Boyd Gaming Corp. 4.75%, 12/1/2027	4,045	3,934
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,050	3,767
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	6,035	6,059

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Carnival Corp.
9.88%, 8/1/2027 (a)	5,660	6,000
4.00%, 8/1/2028 (a)	1,896	1,719
6.00%, 5/1/2029 (a)	3,528	2,981
Cedar Fair LP
5.50%, 5/1/2025 (a)	605	614
5.38%, 4/15/2027	5,630	5,492
5.25%, 7/15/2029	387	373
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	1,425	1,447
3.75%, 5/1/2029 (a)	1,882	1,723
4.88%, 1/15/2030	1,000	981
4.00%, 5/1/2031 (a)	378	347
3.63%, 2/15/2032 (a)	1,465	1,271
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,395	1,402
International Game Technology plc 6.50%, 2/15/2025 (a)	2,002	2,057
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	1,013	932
4.50%, 6/15/2029 (a)	2,551	2,266
MGM Resorts International
6.75%, 5/1/2025	940	955
5.75%, 6/15/2025	4,038	4,018
5.50%, 4/15/2027	817	796
Royal Caribbean Cruises Ltd.
9.13%, 6/15/2023 (a)	3,377	3,445
11.50%, 6/1/2025 (a)	349	378
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	5,056	4,968
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,995	2,065
Starbucks Corp. 3.80%, 8/15/2025	1,010	1,023
Station Casinos LLC 4.50%, 2/15/2028 (a)	3,135	2,837
Travel + Leisure Co. 6.00%, 4/1/2027 (e)	1,050	1,040
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	2,151	2,209
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	4,389	4,282
Wynn Resorts Finance LLC
7.75%, 4/15/2025 (a)	1,302	1,326
5.13%, 10/1/2029 (a)	4,356	3,864
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	804	774
3.63%, 3/15/2031	1,220	1,079
4.63%, 1/31/2032	1,569	1,464
		88,829
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	2,960	3,026
Lennar Corp. 4.50%, 4/30/2024	290	294
MDC Holdings, Inc.
3.85%, 1/15/2030	2,545	2,262
2.50%, 1/15/2031	3,353	2,640

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Durables — continued
Newell Brands, Inc. 5.63%, 4/1/2036 (e)	3,265	3,104
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	6,989	6,103
		17,429
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	535	511
4.13%, 10/15/2030	4,140	3,664
4.13%, 4/30/2031 (a)	745	660
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	5,135	4,532
4.38%, 3/31/2029 (a)	3,895	3,293
Kimberly-Clark Corp. 3.20%, 4/25/2029	1,000	967
Reckitt Benckiser Treasury Services plc (United Kingdom)
2.75%, 6/26/2024 (a)	1,000	990
3.00%, 6/26/2027 (a)	350	338
Spectrum Brands, Inc.
5.75%, 7/15/2025	259	259
5.00%, 10/1/2029 (a)	2,620	2,456
5.50%, 7/15/2030 (a)	2,779	2,569
		20,239
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 3.30%, 7/15/2025 (a)	1,525	1,484
Calpine Corp.
5.25%, 6/1/2026 (a)	3,266	3,184
4.50%, 2/15/2028 (a)	3,000	2,868
5.13%, 3/15/2028 (a)	3,940	3,677
Constellation Energy Generation LLC
3.25%, 6/1/2025	595	584
6.25%, 10/1/2039	200	210
5.75%, 10/1/2041	875	867
5.60%, 6/15/2042	9,230	9,051
		21,925
Industrial Conglomerates — 0.0% ^
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,891	1,865
Insurance — 0.4%
Aflac, Inc. 3.60%, 4/1/2030	2,500	2,434
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (a)	996	991
3.90%, 4/6/2028 (a)	2,495	2,499
3.60%, 4/9/2029 (a)	495	483
3.20%, 9/16/2040 (a)	1,680	1,366
American Financial Group, Inc. 3.50%, 8/15/2026	1,600	1,623
Aon Corp. 6.25%, 9/30/2040	240	276
Athene Global Funding
1.45%, 1/8/2026 (a)	1,770	1,602

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
2.95%, 11/12/2026 (a)	4,500	4,232
Berkshire Hathaway Finance Corp.
4.25%, 1/15/2049	4,410	4,347
2.85%, 10/15/2050	4,720	3,601
2.50%, 1/15/2051	9,255	6,527
3.85%, 3/15/2052	7,600	6,930
Cincinnati Financial Corp. 6.13%, 11/1/2034	1,100	1,288
CNA Financial Corp. 3.95%, 5/15/2024	373	377
F&G Global Funding 1.75%, 6/30/2026 (a)	635	576
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	406	394
Guardian Life Global Funding 3.40%, 4/25/2023 (a)	2,830	2,847
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	271	254
Intact US Holdings, Inc. 4.60%, 11/9/2022	800	805
Jackson National Life Global Funding
3.25%, 1/30/2024 (a)	575	574
3.88%, 6/11/2025 (a)	2,637	2,649
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	2,550	2,715
Liberty Mutual Group, Inc. 3.95%, 10/15/2050 (a)	475	387
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	1,207	1,223
MetLife, Inc.
6.50%, 12/15/2032	700	835
4.13%, 8/13/2042	500	470
Metropolitan Life Global Funding I 3.05%, 6/17/2029 (a)	1,500	1,402
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	1,861
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,831	2,734
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	303	367
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (b)	2,730	2,371
Principal Financial Group, Inc. 3.70%, 5/15/2029	605	585
Principal Life Global Funding II 3.00%, 4/18/2026 (a)	586	566
Protective Life Global Funding 1.30%, 9/20/2026 (a)	1,500	1,359
Prudential Financial, Inc. 3.91%, 12/7/2047	2,259	2,016
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	169
Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	1,420	1,433
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (b)	1,000	980
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	500	500
4.27%, 5/15/2047 (a)	800	743
Travelers Property Casualty Corp. 7.75%, 4/15/2026	700	804
W R Berkley Corp. 3.55%, 3/30/2052	2,535	2,038
		72,233
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
3.15%, 8/22/2027	7,000	6,922
3.10%, 5/12/2051	3,845	3,207

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Internet & Direct Marketing Retail — continued
3.95%, 4/13/2052	13,195	12,713
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,460	1,241
		24,083
IT Services — 0.3%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	5,085	4,642
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	5,125	4,844
Block, Inc.
2.75%, 6/1/2026 (a)	2,591	2,390
3.50%, 6/1/2031 (a)	3,906	3,349
CGI, Inc. (Canada) 1.45%, 9/14/2026 (a)	3,735	3,349
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	2,000	1,856
Gartner, Inc.
3.63%, 6/15/2029 (a)	3,840	3,504
3.75%, 10/1/2030 (a)	5,320	4,934
Global Payments, Inc.
2.90%, 5/15/2030	4,500	3,934
2.90%, 11/15/2031	7,520	6,402
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	4,250	4,152
Visa, Inc.
4.15%, 12/14/2035	1,510	1,553
2.70%, 4/15/2040	1,500	1,258
		46,167
Leisure Products — 0.0% ^
Mattel, Inc.
5.88%, 12/15/2027 (a)	1,145	1,165
3.75%, 4/1/2029 (a)	2,477	2,379
		3,544
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	5,055	4,684
Thermo Fisher Scientific, Inc.
1.75%, 10/15/2028	1,880	1,667
2.60%, 10/1/2029	2,000	1,829
		8,180
Machinery — 0.1%
Caterpillar, Inc. 3.80%, 8/15/2042	680	644
Daimler Trucks Finance North America LLC (Germany) 3.50%, 4/7/2025 (a)	4,090	4,065
Otis Worldwide Corp. 2.06%, 4/5/2025	2,500	2,398
Parker-Hannifin Corp. 6.25%, 5/15/2038	440	493
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	2,865	2,794
Xylem, Inc. 1.95%, 1/30/2028	1,285	1,162
		11,556
Marine — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,411	2,193

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — 1.5%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	2,733	2,446
Charter Communications Operating LLC
2.25%, 1/15/2029	2,345	1,996
2.80%, 4/1/2031	4,300	3,594
3.50%, 6/1/2041	3,570	2,677
3.50%, 3/1/2042	5,945	4,439
3.70%, 4/1/2051	3,200	2,318
3.90%, 6/1/2052	1,700	1,268
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	8,392	7,711
7.75%, 4/15/2028 (a)	2,020	1,695
Comcast Corp.
3.38%, 2/15/2025	5,150	5,187
1.95%, 1/15/2031	4,070	3,501
4.40%, 8/15/2035	3,850	3,881
3.90%, 3/1/2038	12,489	11,927
3.25%, 11/1/2039	10,530	9,156
3.97%, 11/1/2047	1,115	1,018
4.00%, 3/1/2048	5,140	4,718
4.00%, 11/1/2049	135	126
3.45%, 2/1/2050	4,208	3,538
2.89%, 11/1/2051 (a)	2,027	1,538
2.45%, 8/15/2052	6,810	4,811
2.94%, 11/1/2056 (a)	4,818	3,593
2.65%, 8/15/2062	3,733	2,555
2.99%, 11/1/2063 (a)	4,164	3,009
Cox Communications, Inc. 2.95%, 10/1/2050 (a)	2,790	1,959
CSC Holdings LLC
5.25%, 6/1/2024	2,373	2,342
5.50%, 4/15/2027 (a)	6,627	6,635
5.38%, 2/1/2028 (a)	4,127	3,921
6.50%, 2/1/2029 (a)	3,959	3,898
4.50%, 11/15/2031 (a)	2,571	2,205
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	7,688	2,537
Directv Financing LLC 5.88%, 8/15/2027 (a)	6,332	5,971
Discovery Communications LLC 4.00%, 9/15/2055	2,390	1,811
DISH DBS Corp.
5.88%, 7/15/2022	2,694	2,694
5.00%, 3/15/2023	5,867	5,750
5.88%, 11/15/2024	9,892	9,097
7.75%, 7/1/2026	7,330	6,267
5.25%, 12/1/2026 (a)	9,195	7,780
5.75%, 12/1/2028 (a)	1,835	1,498
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	2,177	1,983
Gray Television, Inc. 4.75%, 10/15/2030 (a)	2,110	1,854
iHeartCommunications, Inc.
6.38%, 5/1/2026	2,900	2,857

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
8.38%, 5/1/2027	5,687	5,334
5.25%, 8/15/2027 (a)	4,358	4,098
Lamar Media Corp. 4.00%, 2/15/2030	5,400	4,999
News Corp. 3.88%, 5/15/2029 (a)	4,172	3,859
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	8,365	8,344
4.75%, 11/1/2028 (a)	1,410	1,329
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	2,067	2,056
5.00%, 8/15/2027 (a)	3,861	3,610
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,970	3,593
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	5,585	4,747
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	3,180	3,160
4.00%, 7/15/2028 (a)	6,156	5,709
5.50%, 7/1/2029 (a)	9,692	9,627
4.13%, 7/1/2030 (a)	3,517	3,170
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,180	4,688
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	800	745
TEGNA, Inc.
4.63%, 3/15/2028	1,905	1,866
5.00%, 9/15/2029	1,525	1,506
Time Warner Cable LLC 7.30%, 7/1/2038	335	371
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	4,184	3,834
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	1,563	1,434
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	3,057	3,072
5.13%, 4/15/2027 (a)	4,115	4,007
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,022	925
		243,844
Metals & Mining — 0.6%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	1,750	1,760
6.13%, 5/15/2028 (a)	3,845	3,902
Allegheny Technologies, Inc. 5.88%, 12/1/2027	5,085	4,906
Arconic Corp. 6.13%, 2/15/2028 (a)	7,065	6,927
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	2,951	3,076
5.88%, 6/1/2027	2,204	2,188
4.63%, 3/1/2029 (a)	4,374	4,064
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	5,053	4,873
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	2,165	2,198
4.63%, 8/1/2030	17,231	16,668
5.40%, 11/14/2034	2,150	2,188
Glencore Finance Canada Ltd. (Australia)
6.90%, 11/15/2037 (a)	100	114

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
5.55%, 10/25/2042 (a) (e)	4,045	3,971
Glencore Funding LLC (Australia)
4.63%, 4/29/2024 (a)	300	304
3.88%, 10/27/2027 (a)	4,000	3,883
2.50%, 9/1/2030 (a)	875	740
2.85%, 4/27/2031 (a)	9,210	7,912
2.63%, 9/23/2031 (a)	8,892	7,460
Indonesia Asahan Aluminium Persero PT (Indonesia) 6.53%, 11/15/2028 (a)	2,400	2,562
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	3,060	2,813
Novelis Corp.
3.25%, 11/15/2026 (a)	1,543	1,415
4.75%, 1/30/2030 (a)	4,610	4,374
3.88%, 8/15/2031 (a)	772	674
Nucor Corp. 2.98%, 12/15/2055	1,910	1,362
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	2,000	2,169
Teck Resources Ltd. (Canada)
6.13%, 10/1/2035	1,915	2,108
5.40%, 2/1/2043	1,600	1,560
		96,171
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	5,000	4,841
Series QIB, 4.50%, 9/1/2026 (a)	19,500	18,472
Series QIB, 4.50%, 3/15/2027 (a)	30,000	28,047
ReadyCap Holdings LLC Series QIB, 4.50%, 10/20/2026 (a)	25,000	23,495
		74,855
Multi-Utilities — 0.2%
Ameren Corp. 3.50%, 1/15/2031	2,390	2,236
Ameren Illinois Co. 3.25%, 3/15/2050	3,950	3,221
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	800	780
6.13%, 4/1/2036	1,349	1,556
2.85%, 5/15/2051	7,740	5,784
4.60%, 5/1/2053 (a)	4,618	4,603
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	400	432
Series 2017, 3.88%, 6/15/2047	1,275	1,108
Series E, 4.65%, 12/1/2048	1,700	1,672
4.50%, 5/15/2058	808	752
Consumers Energy Co.
4.35%, 4/15/2049	500	490
4.35%, 8/31/2064	491	454
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	785	819
7.00%, 6/15/2038	400	479
Series C, 4.90%, 8/1/2041	46	45

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Puget Sound Energy, Inc.
5.76%, 7/15/2040	900	984
2.89%, 9/15/2051	1,320	990
San Diego Gas & Electric Co.
6.00%, 6/1/2026	685	751
Series XXX, 3.00%, 3/15/2032	5,000	4,618
6.00%, 6/1/2039	500	570
4.50%, 8/15/2040	249	243
Series UUU, 3.32%, 4/15/2050	4,780	3,932
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	5,000	3,696
		40,215
Oil, Gas & Consumable Fuels — 2.8%
AI Candelaria Spain SA (Colombia) 7.50%, 12/15/2028 (i)	1,134	1,091
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	3,445	3,644
5.38%, 6/15/2029 (a)	2,910	2,918
Antero Resources Corp.
7.63%, 2/1/2029 (a)	3,462	3,753
5.38%, 3/1/2030 (a)	2,215	2,247
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (a)	610	605
Baytex Energy Corp. (Canada) 5.63%, 6/1/2024 (a)	1,032	1,032
BP Capital Markets America, Inc.
3.80%, 9/21/2025	1,500	1,520
3.41%, 2/11/2026	1,750	1,744
3.02%, 1/16/2027	1,325	1,288
3.94%, 9/21/2028	2,300	2,307
2.72%, 1/12/2032	21,551	19,392
3.06%, 6/17/2041	7,320	6,059
3.00%, 2/24/2050	5,255	4,057
2.77%, 11/10/2050	4,090	2,998
2.94%, 6/4/2051	5,350	4,047
3.00%, 3/17/2052	3,040	2,333
BP Capital Markets plc (United Kingdom)
3.54%, 11/4/2024	1,800	1,819
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b) (c) (d)	11,180	10,891
3.28%, 9/19/2027	2,988	2,926
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b) (c) (d)	13,870	12,970
Buckeye Partners LP
4.15%, 7/1/2023	2,500	2,511
4.13%, 12/1/2027	4,440	4,129
Cameron LNG LLC 3.70%, 1/15/2039 (a)	961	844
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	1,435	1,493
5.13%, 6/30/2027	17,593	18,126
2.74%, 12/31/2039	2,075	1,703
Cheniere Energy Partners LP
4.50%, 10/1/2029	11,682	11,396

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.25%, 1/31/2032 (a)	3,355	2,933
Cheniere Energy, Inc. 4.63%, 10/15/2028	5,339	5,187
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	4,665	4,917
Chevron USA, Inc. 3.25%, 10/15/2029	2,475	2,402
CNX Resources Corp. 7.25%, 3/14/2027 (a)	4,250	4,443
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	3,154	3,150
ConocoPhillips Co. 4.03%, 3/15/2062 (a)	13,179	12,034
Continental Resources, Inc. 2.88%, 4/1/2032 (a)	2,382	1,997
Coterra Energy, Inc. 3.90%, 5/15/2027 (a)	2,910	2,865
Crestwood Midstream Partners LP
5.75%, 4/1/2025	3,090	3,064
8.00%, 4/1/2029 (a)	691	708
DCP Midstream Operating LP
5.38%, 7/15/2025	2,200	2,255
5.13%, 5/15/2029	1,725	1,725
6.75%, 9/15/2037 (a)	1,080	1,183
5.60%, 4/1/2044	480	428
Diamondback Energy, Inc. 3.25%, 12/1/2026	420	416
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,183	3,917
4.38%, 6/15/2031 (a)	875	814
Ecopetrol SA (Colombia) 5.88%, 9/18/2023	2,470	2,522
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (i)	2,428	2,382
4.88%, 3/30/2026 (i)	1,895	1,791
Energy Transfer LP
3.60%, 2/1/2023	1,146	1,148
4.25%, 3/15/2023	2,000	2,012
5.80%, 6/15/2038	5,830	5,749
5.00%, 5/15/2050	5,000	4,500
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	500	566
EnLink Midstream Partners LP
4.15%, 6/1/2025	1,962	1,962
4.85%, 7/15/2026	1,665	1,674
5.60%, 4/1/2044	1,930	1,564
Enterprise Products Operating LLC
3.35%, 3/15/2023	1,252	1,257
3.70%, 2/15/2026	1,026	1,028
Series J, 5.75%, 3/1/2035	800	853
6.45%, 9/1/2040	375	424
3.30%, 2/15/2053	2,450	1,860
4.95%, 10/15/2054	330	319
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (b)	1,500	1,302
EQM Midstream Partners LP
4.75%, 7/15/2023	451	458
4.00%, 8/1/2024	5,979	5,994
6.00%, 7/1/2025 (a)	1,162	1,174

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.50%, 7/1/2027 (a)	1,410	1,410
4.50%, 1/15/2029 (a)	1,320	1,171
4.75%, 1/15/2031 (a)	2,340	2,030
Equinor ASA (Norway) 7.15%, 11/15/2025	585	654
Exxon Mobil Corp.
2.99%, 3/19/2025	1,990	1,987
3.00%, 8/16/2039	19,463	16,683
3.10%, 8/16/2049	690	563
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	3,607	3,147
4.32%, 12/30/2039 (a)	1,280	1,065
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	1,670	1,409
Genesis Energy LP
6.25%, 5/15/2026	570	529
7.75%, 2/1/2028	1,314	1,266
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	1,090	1,069
2.60%, 10/15/2025 (a)	1,852	1,752
3.45%, 10/15/2027 (a)	1,465	1,376
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	2,112	1,922
Gulfport Energy Corp.
8.00%, 5/17/2026	2,001	2,068
8.00%, 5/17/2026 (a)	1,496	1,545
Gulfport Energy Operating Corp.
6.63%, 5/1/2023 ‡ (f)	1,320	—
6.00%, 10/15/2024 ‡ (f)	2,737	—
6.38%, 1/15/2026 ‡ (f)	1,018	—
Hess Midstream Operations LP 5.63%, 2/15/2026 (a)	5,580	5,697
HF Sinclair Corp.
2.63%, 10/1/2023 (a)	2,025	1,976
5.88%, 4/1/2026 (a)	3,529	3,606
Kinder Morgan, Inc. 3.25%, 8/1/2050	5,690	4,191
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (i)	1,090	1,084
6.50%, 6/30/2027 (i)	1,182	1,170
6.75%, 6/30/2030 (i)	680	671
Lundin Energy Finance BV (Netherlands)
2.00%, 7/15/2026 (a)	1,669	1,518
3.10%, 7/15/2031 (a)	4,400	3,874
MEG Energy Corp. (Canada) 7.13%, 2/1/2027 (a)	4,349	4,552
MPLX LP 5.20%, 3/1/2047	323	307
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	3,479	3,260
NGPL PipeCo LLC
3.25%, 7/15/2031 (a)	615	535
7.77%, 12/15/2037 (a)	615	708
NuStar Logistics LP
5.75%, 10/1/2025	2,071	2,093

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.00%, 6/1/2026	1,338	1,349
5.63%, 4/28/2027	3,294	3,304
6.38%, 10/1/2030	666	652
Occidental Petroleum Corp.
8.50%, 7/15/2027	3,301	3,829
6.38%, 9/1/2028	1,488	1,608
8.88%, 7/15/2030	1,887	2,357
6.63%, 9/1/2030	4,693	5,261
6.13%, 1/1/2031	1,563	1,696
7.88%, 9/15/2031	2,600	3,148
ONEOK Partners LP 6.65%, 10/1/2036	1,465	1,555
ONEOK, Inc. 7.50%, 9/1/2023	3,050	3,189
Petrobras Global Finance BV (Brazil) 5.50%, 6/10/2051	3,155	2,575
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	5,000	3,869
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	2,600	2,559
5.35%, 2/12/2028	3,250	2,858
6.75%, 9/21/2047	395	283
7.69%, 1/23/2050	880	682
6.95%, 1/28/2060	2,667	1,914
Phillips 66 4.65%, 11/15/2034	1,000	1,006
Pioneer Natural Resources Co. 1.13%, 1/15/2026	2,000	1,823
Plains All American Pipeline LP 3.85%, 10/15/2023	1,495	1,500
Range Resources Corp.
5.00%, 3/15/2023	950	951
4.88%, 5/15/2025	4,175	4,248
8.25%, 1/15/2029	1,305	1,413
4.75%, 2/15/2030 (a)	850	831
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	3,000	3,117
5.88%, 6/30/2026	26,130	27,598
4.50%, 5/15/2030	27,100	27,008
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (a)	200	194
1.63%, 11/24/2025 (a)	224	210
SM Energy Co.
6.75%, 9/15/2026	1,895	1,917
6.63%, 1/15/2027	1,293	1,299
Southwestern Energy Co.
5.95%, 1/23/2025 (e)	202	209
7.75%, 10/1/2027	1,075	1,134
5.38%, 2/1/2029	3,640	3,662
5.38%, 3/15/2030	3,026	3,064
4.75%, 2/1/2032	591	578
Sunoco LP 4.50%, 5/15/2029	1,922	1,789
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	2,045	2,106

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.50%, 1/15/2028 (a)	4,965	4,607
6.00%, 12/31/2030 (a)	1,640	1,477
Targa Resources Partners LP
6.50%, 7/15/2027	1,730	1,795
5.50%, 3/1/2030	5,735	5,717
4.00%, 1/15/2032	1,050	958
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	1,468	1,407
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	375	360
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	5,148	4,424
3.13%, 5/29/2050	6,746	5,428
Valero Energy Corp. 2.15%, 9/15/2027	900	816
Western Midstream Operating LP
4.50%, 3/1/2028	1,370	1,349
4.55%, 2/1/2030 (e)	3,345	3,197
Williams Cos., Inc. (The) 5.40%, 3/4/2044	3,250	3,240
		464,828
Personal Products — 0.1%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	5,085	4,946
4.13%, 4/1/2029 (a)	2,115	1,921
Estee Lauder Cos., Inc. (The) 3.13%, 12/1/2049	1,800	1,476
GSK Consumer Healthcare Capital US LLC 3.38%, 3/24/2027 (a)	2,616	2,562
Natura Cosmeticos SA (Brazil) 4.13%, 5/3/2028 (a)	1,548	1,396
		12,301
Pharmaceuticals — 0.9%
AstraZeneca plc (United Kingdom) 2.13%, 8/6/2050	8,870	6,110
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	4,654	3,900
8.50%, 1/31/2027 (a)	8,864	7,042
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	9,362	8,827
5.75%, 8/15/2027 (a)	6,090	5,380
5.00%, 1/30/2028 (a)	5,750	3,670
4.88%, 6/1/2028 (a)	11,808	10,144
5.00%, 2/15/2029 (a)	6,355	3,798
5.25%, 1/30/2030 (a)	1,188	695
5.25%, 2/15/2031 (a)	1,251	733
Bristol-Myers Squibb Co.
2.90%, 7/26/2024	1,942	1,945
2.95%, 3/15/2032	6,340	5,952
4.13%, 6/15/2039	5,998	5,899
2.35%, 11/13/2040	4,000	3,063
2.55%, 11/13/2050	4,065	2,993
3.70%, 3/15/2052	8,080	7,325
Jazz Securities DAC 4.38%, 1/15/2029 (a)	5,179	4,998

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Merck & Co., Inc. 2.75%, 12/10/2051	22,425	17,322
Organon & Co.
4.13%, 4/30/2028 (a)	3,906	3,745
5.13%, 4/30/2031 (a)	4,030	3,874
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	4,135	3,236
Pfizer, Inc.
2.75%, 6/3/2026	1,500	1,474
3.45%, 3/15/2029	495	490
2.63%, 4/1/2030	2,000	1,861
4.10%, 9/15/2038	3,000	2,983
3.90%, 3/15/2039	2,960	2,878
4.30%, 6/15/2043	4,000	4,008
Pharmacia LLC 6.60%, 12/1/2028 (e)	745	857
Roche Holdings, Inc. (Switzerland)
2.08%, 12/13/2031 (a)	16,095	14,065
2.61%, 12/13/2051 (a)	4,115	3,120
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	500	489
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	2,800	2,926
3.03%, 7/9/2040	1,600	1,291
3.18%, 7/9/2050	750	579
Zoetis, Inc. 2.00%, 5/15/2030	2,000	1,726
		149,398
Real Estate Management & Development — 0.0% ^
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	3,084	2,768
5.00%, 3/1/2031	1,300	1,154
Mitsui Fudosan Co. Ltd. (Japan) 2.95%, 1/23/2023 (a)	2,480	2,483
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	603	598
Realogy Group LLC 5.75%, 1/15/2029 (a)	275	245
		7,248
Road & Rail — 0.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	2,324	2,250
5.38%, 3/1/2029 (a)	2,010	1,839
Burlington Northern Santa Fe LLC
7.08%, 5/13/2029	100	119
6.15%, 5/1/2037	750	900
4.38%, 9/1/2042	2,510	2,448
4.15%, 4/1/2045	5,000	4,711
3.55%, 2/15/2050	1,929	1,657
CSX Corp. 3.25%, 6/1/2027	1,283	1,249
ERAC USA Finance LLC
3.30%, 10/15/2022 (a)	200	201
2.70%, 11/1/2023 (a)	470	467
7.00%, 10/15/2037 (a)	291	352

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Road & Rail — continued
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	2,110	1,931
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	460	463
Norfolk Southern Corp.
2.90%, 2/15/2023	462	463
4.05%, 8/15/2052	1,000	909
Penske Truck Leasing Co. LP
4.13%, 8/1/2023 (a)	1,767	1,785
1.20%, 11/15/2025 (a)	2,165	1,968
SMBC Aviation Capital Finance DAC (Ireland)
3.00%, 7/15/2022 (a)	650	650
4.13%, 7/15/2023 (a)	1,100	1,099
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	3,000	2,837
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	2,710	2,795
4.50%, 8/15/2029 (a)	2,300	2,080
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	2,008	2,069
		35,242
Semiconductors & Semiconductor Equipment — 0.3%
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	3,195	3,185
Analog Devices, Inc. 2.95%, 10/1/2051	5,895	4,729
Intel Corp.
3.25%, 11/15/2049	1,700	1,398
3.10%, 2/15/2060	700	531
KLA Corp. 3.30%, 3/1/2050	783	646
Marvell Technology, Inc. 2.95%, 4/15/2031	2,080	1,790
Microchip Technology, Inc. 0.97%, 2/15/2024	2,090	2,003
NXP BV (China) 3.25%, 5/11/2041	3,795	2,928
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	6,872	6,519
QUALCOMM, Inc.
4.25%, 5/20/2032	1,335	1,381
4.50%, 5/20/2052	1,730	1,752
Texas Instruments, Inc.
2.90%, 11/3/2027	1,000	978
2.25%, 9/4/2029	1,800	1,647
3.88%, 3/15/2039	1,620	1,574
4.15%, 5/15/2048	300	300
TSMC Arizona Corp. (Taiwan)
3.88%, 4/22/2027	5,640	5,682
2.50%, 10/25/2031	7,170	6,293
		43,336
Software — 0.4%
CDK Global, Inc.
4.88%, 6/1/2027	1,675	1,670
5.25%, 5/15/2029 (a)	1,939	1,939
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	5,369	4,869
Intuit, Inc. 0.95%, 7/15/2025	2,850	2,657

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
Microsoft Corp.
3.50%, 2/12/2035	1,500	1,471
3.45%, 8/8/2036	953	924
2.92%, 3/17/2052	2,029	1,693
NCR Corp.
5.75%, 9/1/2027 (a)	2,000	1,937
5.00%, 10/1/2028 (a)	763	719
5.13%, 4/15/2029 (a)	3,534	3,370
6.13%, 9/1/2029 (a)	7,075	6,723
Oracle Corp.
2.50%, 4/1/2025	2,750	2,651
2.30%, 3/25/2028	5,945	5,249
4.30%, 7/8/2034	567	518
3.90%, 5/15/2035	1,545	1,327
3.85%, 7/15/2036	1,756	1,482
3.80%, 11/15/2037	7,875	6,515
3.65%, 3/25/2041	3,450	2,715
4.13%, 5/15/2045	5,300	4,215
3.95%, 3/25/2051	1,460	1,113
Roper Technologies, Inc. 1.75%, 2/15/2031	1,200	975
Salesforce, Inc. 3.70%, 4/11/2028	1,100	1,111
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	5,010	5,007
VMware, Inc. 4.65%, 5/15/2027	3,130	3,193
Workday, Inc. 3.70%, 4/1/2029	5,649	5,425
		69,468
Specialty Retail — 0.4%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,700	3,486
4.75%, 3/1/2030	1,235	1,121
Bath & Body Works, Inc.
5.25%, 2/1/2028	769	734
7.50%, 6/15/2029	3,894	4,050
6.88%, 11/1/2035	450	408
6.75%, 7/1/2036	2,235	1,995
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	2,970	2,176
3.88%, 10/1/2031 (a)	2,714	1,934
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	4,555	4,148
Home Depot, Inc. (The) 3.50%, 9/15/2056	5,200	4,451
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	405	399
3.88%, 6/1/2029 (a)	1,980	1,828
4.38%, 1/15/2031 (a)	1,660	1,535
Lowe's Cos., Inc.
3.13%, 9/15/2024	665	664
2.50%, 4/15/2026	3,000	2,882
3.75%, 4/1/2032	4,680	4,463

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	185	183
1.75%, 3/15/2031	1,145	925
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,210	4,672
PetSmart, Inc. 4.75%, 2/15/2028 (a)	9,827	9,041
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	3,120	2,870
Staples, Inc.
7.50%, 4/15/2026 (a)	9,915	9,157
10.75%, 4/15/2027 (a)	5,981	4,904
		68,026
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
3.25%, 2/23/2026	372	374
2.20%, 9/11/2029	9,125	8,390
3.45%, 2/9/2045	2,831	2,556
3.75%, 9/12/2047	6,500	6,117
3.75%, 11/13/2047	1,000	948
2.85%, 8/5/2061	10,955	8,329
Dell International LLC 4.90%, 10/1/2026	1,630	1,663
Seagate HDD Cayman
3.13%, 7/15/2029	2,205	1,929
4.13%, 1/15/2031	2,250	2,075
		32,381
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	1,908	1,888
William Carter Co. (The) 5.63%, 3/15/2027 (a)	3,880	3,858
		5,746
Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
5.15%, 7/21/2024 (a)	12,810	13,039
2.38%, 1/14/2025 (a)	2,260	2,170
1.00%, 1/20/2026 (a)	2,760	2,482
3.38%, 12/2/2026	250	244
3.50%, 10/23/2027 (a)	1,100	1,039
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	2,015	1,653
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (b)	7,910	6,628
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	4,510	4,374
Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	555	506
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,715	1,534
3.63%, 3/1/2029 (a)	2,936	2,542
3.88%, 3/1/2031 (a)	2,441	2,055
4.00%, 10/15/2033 (a)	582	477
		38,743

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — 0.4%
Altria Group, Inc.
2.45%, 2/4/2032	4,000	3,225
3.40%, 2/4/2041	9,825	7,153
3.88%, 9/16/2046	5,585	4,116
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	7,332	6,905
2.26%, 3/25/2028	275	238
4.39%, 8/15/2037	35,729	30,513
Philip Morris International, Inc.
4.38%, 11/15/2041	16,668	14,697
4.13%, 3/4/2043	5,000	4,241
		71,088
Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.30%, 2/1/2025	1,000	949
3.25%, 3/1/2025	242	235
3.38%, 7/1/2025	3,860	3,741
2.88%, 1/15/2026	2,617	2,463
1.88%, 8/15/2026	2,345	2,092
3.25%, 10/1/2029	1,020	893
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	562	571
4.13%, 8/1/2025 (a)	1,950	1,902
4.88%, 10/1/2025 (a)	4,200	4,183
1.95%, 1/30/2026 (a)	5,480	4,899
BOC Aviation Ltd. (Singapore)
2.75%, 9/18/2022 (a)	600	600
3.50%, 10/10/2024 (a)	370	369
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	4,870	4,882
Imola Merger Corp. 4.75%, 5/15/2029 (a)	8,116	7,619
United Rentals North America, Inc.
4.88%, 1/15/2028	5,474	5,460
4.00%, 7/15/2030	6,000	5,564
3.88%, 2/15/2031	1,308	1,188
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	6,595	6,847
7.25%, 6/15/2028 (a)	2,300	2,415
WW Grainger, Inc. 4.60%, 6/15/2045	520	512
		57,384
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	1,300	1,277
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	635	533
		1,810

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Water Utilities — 0.0% ^
American Water Capital Corp.
3.85%, 3/1/2024	680	686
3.45%, 6/1/2029	620	594
		1,280
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico)
5.38%, 4/4/2032 (a)	2,279	2,157
4.38%, 4/22/2049	439	420
Empresa Nacional de Telecomunicaciones SA (Chile) 3.05%, 9/14/2032 (a)	3,347	2,774
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	4,628	4,558
Sprint Corp.
7.13%, 6/15/2024	2,061	2,190
7.63%, 3/1/2026	12,177	13,477
T-Mobile USA, Inc. 4.75%, 2/1/2028	5,290	5,306
		30,882
Total Corporate Bonds (Cost $5,431,831)		4,914,085
U.S. Treasury Obligations — 18.5%
U.S. Treasury Bonds
4.50%, 8/15/2039	83,979	99,997
1.13%, 5/15/2040	99,128	70,292
4.38%, 5/15/2040	511	597
1.38%, 11/15/2040	83,892	61,664
4.75%, 2/15/2041	86,045	104,881
2.25%, 5/15/2041	98,992	84,217
4.38%, 5/15/2041	48,988	56,818
2.75%, 8/15/2042	9,000	8,230
2.75%, 11/15/2042	90,244	82,355
3.63%, 8/15/2043	22,941	23,998
3.75%, 11/15/2043	65,822	70,165
2.50%, 2/15/2045	68,997	59,593
3.00%, 5/15/2045	11,709	11,059
2.88%, 8/15/2045	62,859	58,100
2.75%, 11/15/2047	15,256	13,895
3.38%, 11/15/2048	56,000	57,875
2.38%, 11/15/2049	180,877	154,968
2.00%, 2/15/2050	132,437	104,154
1.88%, 2/15/2051	31,143	23,712
2.38%, 5/15/2051	224,666	192,871
2.25%, 2/15/2052	245,558	205,386
U.S. Treasury Inflation Indexed Bonds 3.63%, 4/15/2028 (g)	1,000	2,149
U.S. Treasury Notes
2.13%, 6/30/2022	6,985	6,992
2.00%, 8/15/2025	11,953	11,673
1.63%, 5/15/2026	10,909	10,427

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
1.13%, 10/31/2026	227,398	211,365
0.50%, 5/31/2027	69,302	61,763
0.50%, 8/31/2027	188,890	167,323
1.25%, 3/31/2028	19,705	17,978
1.25%, 4/30/2028	50,460	45,976
1.25%, 9/30/2028	292,742	264,977
1.63%, 5/15/2031	147,876	133,562
1.38%, 11/15/2031	119,422	104,755
1.88%, 2/15/2032	105,839	97,008
U.S. Treasury STRIPS Bonds
4.59%, 11/15/2022 (j)	5,000	4,973
3.20%, 2/15/2023 (j)	225	222
2.23%, 8/15/2023 (j)	15	15
2.49%, 5/15/2032 (j)	98,914	73,399
1.77%, 8/15/2032 (j)	26,503	19,509
2.08%, 5/15/2033 (j)	151,898	109,225
4.54%, 11/15/2033 (j)	31,069	21,996
1.06%, 8/15/2039 (j)	36,140	21,309
3.01%, 8/15/2040 (j)	38,198	20,826
2.95%, 8/15/2041 (j)	133,282	68,598
3.75%, 2/15/2042 (j)	10,721	5,405
3.37%, 5/15/2042 (j)	19,049	9,551
3.50%, 11/15/2042 (j)	7,855	3,851
2.25%, 11/15/2043 (j)	25,730	12,195
Total U.S. Treasury Obligations (Cost $3,426,119)		3,051,849
Asset-Backed Securities — 14.0%
ACC Trust
Series 2019-2, Class B, 3.63%, 8/21/2023 (a)	3,436	3,436
Series 2021-1, Class C, 2.08%, 12/20/2024 (a)	9,100	8,886
Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	10,374	9,875
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	7,800	7,503
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 ‡	1,954	1,949
Accelerated LLC Series 2021-1H, Class D, 3.58%, 10/20/2040 ‡	7,761	7,186
Affirm Asset Securitization Trust Series 2021-A, Class C, 1.66%, 8/15/2025 ‡	700	671
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	3,648	3,452
Series 2017-1, Class B, 3.70%, 1/15/2026 (a)	2,630	2,514
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	2,891	2,718
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	808	772
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	7,727	7,220
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	987	905
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 9/22/2027	2,147	1,936
Series 2016-2, Class AA, 3.20%, 6/15/2028	764	701
Series 2016-3, Class AA, 3.00%, 10/15/2028	1,874	1,697
Series 2017-1, Class AA, 3.65%, 2/15/2029	1,937	1,811

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
American Credit Acceptance Receivables Trust
Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	1,002	1,005
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	11,200	11,138
American Homes 4 Rent Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡	1,250	1,249
American Homes 4 Rent Trust
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡	5,000	5,056
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡	17,745	18,085
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 ‡	2,250	2,235
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡	18,630	18,665
American Tower Trust #1, 3.07%, 3/15/2023 (a)	3,135	3,114
AmeriCredit Automobile Receivables Trust Series 2017-4, Class D, 3.08%, 12/18/2023	16,773	16,781
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	30,000	28,602
Series 2020-SFR1, Class H, 5.30%, 4/17/2037 ‡	6,000	5,713
Series 2020-SFR2, Class G, 4.00%, 7/17/2037 ‡	5,500	5,163
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 ‡	16,035	15,351
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 ‡	19,747	18,743
Series 2020-SFR3, Class F, 3.55%, 9/17/2037 ‡	12,179	11,242
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 ‡	23,000	20,986
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 ‡	20,000	18,321
Series 2020-SFR5, Class H, 5.00%, 11/17/2037 (a)	2,365	2,236
Series 2021-SFR2, Class F1, 3.28%, 8/17/2038 ‡	13,000	11,516
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 ‡	6,115	5,397
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 ‡	19,690	18,052
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 ‡	7,875	7,411
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 ‡	7,875	7,354
Series 2022-SFR16.02%, 3/17/2039 ‡	12,750	12,091
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	1,731	1,729
Series 2019-A, Class B, 3.47%, 7/16/2040 ‡	19,000	18,287
Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡	4,250	4,041
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	3,840	3,749
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028 ‡	—	—
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 2.80%, 6/25/2043 ‡	136	130
British Airways Pass-Through Trust (United Kingdom)
Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	1,168	1,164
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	1,266	1,129
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	616	591
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	1,839	1,711
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	525	475
Business Jet Securities LLC
Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡	9,579	8,767
Series 2020-1A, Class C, 7.14%, 11/15/2035 ‡	5,921	5,509
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	8,877	7,980
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡	6,977	6,324
Series 2022-1A, Class C, 6.41%, 6/15/2037 (a)	25,000	24,323
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 ‡	1,836	1,807
Camden 2022 CZ JPCH Anna Vert, 7.00%, 4/16/2026 (a) (g)	828	828

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Camden 2022 CZ OZ Mabank, 7.00%, 4/15/2026 (a) (g)	777	777
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	9,192	9,196
Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡	20,595	20,667
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡	18,842	18,937
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	12,000	12,311
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,759	5,332
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,727	4,327
Series 2020-1A, Class B2, 4.52%, 2/15/2050 ‡	8,960	8,270
Series 2020-1A, Class B3, 4.95%, 2/15/2050 ‡	9,990	8,681
Carvana Auto Receivables Trust
Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	5,785	5,795
Series 2020-N1A, Class B, 2.01%, 3/17/2025 (a)	9,289	9,283
Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	9,750	9,815
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	5,000	4,952
Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	10,286	9,967
Cascade MH Asset Trust Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡	17,000	15,446
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032 ‡	21	20
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡	18,000	17,730
Series 2022-RTL1, Class AB, 5.00%, 2/16/2026 ‡	18,000	17,640
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,593
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 3.26%, 3/24/2023 (a) (g)	22,100	21,845
COOF Securitization Trust Ltd. Series 2014-1, Class A, 3.01%, 6/25/2040 ‡	2,764	231
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	2,539	2,480
Series 2020-2, Class B, 4.24%, 5/15/2052 ‡	8,345	8,102
CPS Auto Receivables Trust
Series 2018-A, Class D, 3.66%, 12/15/2023 (a)	225	225
Series 2018-D, Class D, 4.34%, 9/16/2024 (a)	995	998
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class C, 3.06%, 3/15/2029 (a)	10,500	10,383
Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	21,735	21,249
Series 2020-2A, Class C, 2.73%, 11/15/2029 (a)	4,895	4,759
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	8,573	7,986
Crown Castle Towers LLC, 3.66%, 5/15/2025 (a)	2,805	2,710
CWABS, Inc.
Series 2004-1, Class M1, 1.76%, 3/25/2034 ‡	28	27
Series 2004-1, Class 3A, 1.57%, 4/25/2034 ‡	296	267
CWABS, Inc. Trust
Series 2004-1, Class M2, 1.83%, 3/25/2034 ‡	23	22
Series 2004-6, Class M1, 1.91%, 10/25/2034 (g)	232	225
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	19,300	17,512
Delta Air Lines Pass-Through Trust
Series 2019-1, Class AA, 3.20%, 4/25/2024	6,270	6,161
Series 2015-1, Class AA, 3.63%, 7/30/2027	3,052	2,929

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Diamond Resorts Owner Trust
Series 2018-1, Class D, 5.90%, 1/21/2031 ‡	558	550
Series 2021-1A, Class D, 3.83%, 11/21/2033 ‡	6,773	6,481
Diversified Abs Phase III LLC, 4.88%, 4/28/2039 ‡	44,870	43,523
Drive Auto Receivables Trust
Series 2018-2, Class D, 4.14%, 8/15/2024	4,486	4,496
Series 2018-3, Class D, 4.30%, 9/16/2024	3,149	3,159
Series 2019-4, Class D, 2.70%, 2/16/2027	10,500	10,454
DT Auto Owner Trust
Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	19,000	19,025
Series 2019-4A, Class D, 2.85%, 7/15/2025 (a)	2,500	2,482
Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	5,000	4,988
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	7,100	6,827
Series 2021-3A, Class E, 2.65%, 9/15/2028 (a)	1,475	1,334
E3 (Cayman Islands)
Series 2019-1, Class A, 3.10%, 9/20/2055 (a)	6,653	6,135
Series 2019-1, Class C, 5.00%, 9/20/2055 ‡	2,860	2,803
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.69%, 3/25/2030 (a)	6,271	6,158
Series 2019-A, Class C, 3.45%, 1/25/2034 ‡	1,826	1,731
Series 2021-A, Class D, 3.32%, 8/27/2035 ‡	3,185	2,973
Exeter Automobile Receivables Trust
Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	750	750
Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	4,803	4,814
Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	9,428	9,476
Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	14,248	14,330
Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	6,573	6,589
Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	7,000	7,072
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	3,500	3,541
Series 2020-3A, Class D, 1.73%, 7/15/2026	9,000	8,795
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	14,185	13,974
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	33,750	33,291
Fifth Third Auto Trust Series 2019-1, Class A3, 2.64%, 12/15/2023	576	577
First Investors Auto Owner Trust
Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	3,438	3,439
Series 2017-3A, Class E, 4.92%, 8/15/2024 (a)	1,300	1,301
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 ‡	3,810	3,566
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 ‡	10,000	8,682
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 ‡	10,267	9,006
Flagship Credit Auto Trust
Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	1,695	1,698
Series 2019-2, Class C, 3.09%, 5/15/2025 (a)	8,250	8,246
Series 2019-2, Class D, 3.53%, 5/15/2025 (a)	9,500	9,414
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	5,000	4,926
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (g)	15,000	14,179
Series 2021-GT1, Class B, 4.36%, 7/25/2026 ‡	8,000	7,279

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-GT2, Class B, 4.44%, 10/25/2026 ‡	22,603	20,462
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	10,000	9,842
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	23,100	22,751
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	99,122	97,570
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 ‡	1,700	1,704
Series 2020-1A, Class C, 5.75%, 7/16/2040 ‡	4,650	4,698
Foursight Capital Automobile Receivables Trust
Series 2021-1, Class D, 1.32%, 3/15/2027 (a)	900	843
Series 2021-2, Class D, 1.92%, 9/15/2027 (a)	850	788
FRTKL Series 2021-SFR1, Class F, 3.17%, 9/17/2038 ‡	4,400	3,794
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 ‡	202	193
GLS Auto Receivables Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	21,175	20,193
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	14,000	13,246
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047	120	118
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (g)	5,261	4,947
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	906	872
Series 2016-1A, Class B, 5.24%, 10/15/2052	659	632
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	6,019	5,589
Harvest SBA Loan Trust Series 2021-1, Class A, 2.60%, 4/25/2048 (a) (g)	4,323	4,230
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (a)	2,875	2,769
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	2,368	2,318
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042	12	12
Series 2016-4B, Class B, 4.99%, 9/20/2047 (a)	1,699	1,653
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (a)	3,226	3,073
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 (a)	1,728	1,735
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	772	756
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	2,532	2,516
Series 2017-2A, Class A2, 4.07%, 9/20/2048 (a)	2,728	2,669
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class D, 4.15%, 4/19/2037 ‡	10,972	10,772
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	7,017	6,943
Series 2020-AA, Class C, 6.42%, 2/25/2039 ‡	5,327	5,431
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	19,924	18,894
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	3,174	2,878
Home Partners of America Trust
Series 2019-2, Class E, 3.32%, 10/19/2039 ‡	9,391	8,247
Series 2021-3, Class E2, 3.35%, 1/17/2041 ‡	14,315	12,620
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 0.96%, 9/25/2037 ‡	5,307	121
Series 2012-2, Class A, IO, 0.87%, 8/25/2038 ‡	3,382	66
Series 2013-2, Class A, IO, 1.67%, 3/25/2039 ‡	3,238	118

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Lakeview CDO LLC, 3.24%, 11/10/2032 ‡	6,406	6,389
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028 ‡	12,684	12,111
Series 2021-B, Class C, 3.21%, 2/15/2029 ‡	10,000	9,265
LendingPoint Asset Securitization Trust
Series 2021-1, Class B, 2.85%, 4/15/2027 ‡	13,636	13,624
Series 2020-REV1, Class C, 7.70%, 10/15/2028 ‡	6,417	6,364
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡	7,000	7,029
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 5.12%, 12/15/2026 (a) (g)	7,174	7,341
Series 2020-VFN1, Class A2B1, 5.12%, 12/15/2026 (a) (g)	2,688	2,742
LFT CRE Ltd. (Cayman Islands)
Series 2021-FL1, Class D, 3.32%, 6/15/2039 ‡	14,237	13,575
Series 2021-FL1, Class E, 3.82%, 6/15/2039 ‡	12,500	11,737
LL ABS Trust Series 2022-1A, Class D, 7.83%, 11/15/2029 (a)	4,890	4,855
LP LMS Asset Securitization Trust
Series 2020-1A, Class B, 5.24%, 2/10/2026 ‡	2,942	2,964
6.17%, 10/15/2028	7,398	7,216
8.35%, 10/15/2028	10,463	10,568
Series 2021-2A, Class C, 3.85%, 1/15/2029 ‡	14,000	13,184
Mariner Finance Issuance Trust
Series 2021-AA, Class E, 5.40%, 3/20/2036 ‡	6,000	5,483
Series 2021-BA, Class E, 4.68%, 11/20/2036 ‡	6,150	5,416
Mercury Financial Credit Card Master Trust Series 2021-1A, Class C, 4.21%, 3/20/2026 (a)	10,000	9,713
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	62	62
Series 2005-1, Class M1, 6.11%, 1/15/2040 ‡	1,486	1,485
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	920	928
Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡	1,116	1,127
Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡	446	456
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 3.26%, 3/25/2033 ‡	176	169
MVW Owner Trust
Series 2019-1A, Class B, 3.00%, 11/20/2036	5,723	5,537
Series 2019-1A, Class C, 3.33%, 11/20/2036	2,416	2,329
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 6.00%, 11/25/2033 (e)	251	247
Series 2005-1, Class M1, 1.68%, 3/25/2035 ‡	163	162
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	9,359	8,970
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	22,628	21,246
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	10,391	9,885
Octane Receivables Trust
Series 2019-1A, Class D, 5.96%, 5/20/2027 ‡	7,979	8,004
Series 2020-1A, Class D, 5.45%, 3/20/2028 ‡	6,217	6,138
Series 2022-1A, Class E, 7.33%, 12/20/2029 (a)	2,000	1,971
OL SP LLC
Series 2018, Class C, 4.25%, 5/15/2025 ‡	475	465
Series 2018, Class A, 4.16%, 2/9/2030	1,756	1,749

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2018, Class B, 4.61%, 2/9/2030 ‡	549	544
OneMain Financial Issuance Trust Series 2019-1A, Class E, 5.69%, 2/14/2031 ‡	16,475	16,419
Oportun Funding XIII LLC Series 2019-A, Class B, 3.87%, 8/8/2025	7,146	7,044
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 ‡	6,320	5,946
Series 2021-B, Class C, 3.65%, 5/8/2031 ‡	8,461	8,128
Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	12,000	12,029
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	5,500	5,474
Orange Lake Timeshare Trust
Series 2018-A, Class C, 3.74%, 11/8/2030 ‡	1,972	1,944
Series 2019-A, Class D, 4.93%, 4/9/2038 ‡	4,845	4,602
P2 Master Trust Series 2021 A1, 3.00%, 12/20/2031 ‡	35,000	35,000
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (e)	20,193	19,101
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 ‡ (e)	24,187	23,063
Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (a) (e)	15,500	14,711
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (e)	12,508	11,839
Progress Residential
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 ‡	9,630	8,554
Series 2021-SFR1, Class F, 2.76%, 4/17/2038 ‡	12,000	10,754
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 ‡	22,000	20,300
Series 2020-SFR3, Class F, 2.80%, 10/17/2027 ‡	10,000	9,090
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 ‡	7,000	6,420
Series 2019-SFR4, Class E, 3.44%, 10/17/2036 ‡	8,180	7,930
Series 2020-SFR2, Class GREG, PO, , 6/17/2037 (a)	19,442	16,387
Series 2020-SFR2, Class B, 2.58%, 6/17/2037 ‡	12,081	11,466
Series 2020-SFR2, Class C, 3.08%, 6/17/2037 ‡	9,097	8,746
Series 2020-SFR2, Class D, 3.87%, 6/17/2037	9,656	9,277
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 ‡	15,150	13,335
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038	24,695	21,524
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 ‡	20,110	19,282
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 ‡	11,485	10,986
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 ‡	12,957	11,524
RCO VII Mortgage LLC Series 2021-2, Class A2, 3.84%, 9/25/2026 (a) (e)	5,400	5,032
Regional Management Issuance Trust Series 2021-1, Class D, 5.07%, 3/17/2031 ‡	2,100	1,827
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	1,138	1,074
Series 2017-1A, Class B, 5.75%, 9/20/2052	1,176	1,144
Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	12,646	11,801
Santander Drive Auto Receivables Trust Series 2019-2, Class D, 3.22%, 7/15/2025	28,260	28,274
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class E, 5.04%, 9/15/2025 (a)	897	903
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (a)	32,715	31,657
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	10,750	10,414
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	7,500	7,261
SCF Equipment Leasing LLC
Series 2019-2A, Class G, 6.00%, 10/20/2031 ‡	10,662	10,106

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-1A, Class G, 6.00%, 4/20/2032 ‡	2,993	2,845
Series 2022-1A, Class E, 5.26%, 7/20/2032 ‡	3,646	3,383
Series 2022-1A, Class F, 6.00%, 7/20/2032 ‡	7,056	6,367
Series 2021-1A, Class F, 5.52%, 8/20/2032 ‡	40,000	37,757
Series 2021-1A, Class G, 6.00%, 8/20/2032 ‡	10,116	9,362
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 (e)	145	121
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class C, 3.94%, 6/20/2035 ‡	2,542	2,505
Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡	2,196	2,147
Series 2021-1A, Class D, 3.17%, 11/20/2037 ‡	5,345	5,066
Series 2021-2A, Class D, 3.23%, 9/20/2038 ‡	2,905	2,748
Series 2022-1A, Class D, 6.00%, 10/20/2038 ‡	17,945	17,459
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 1.09%, 6/25/2037 ‡	828	598
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	647	606
Spruce ABS Trust Series 2016-E1, Class B, 6.90%, 6/15/2028 ‡	3,000	3,017
Tidewater Auto Receivables Trust Series 2018-AA, Class D, 4.30%, 11/15/2024 (a)	1,052	1,052
Tricolor Auto Securitization Trust
Series 2020-1A, Class B, 8.25%, 11/15/2026 (a)	14,295	14,296
Series 2022-1A, Class E, 7.79%, 8/16/2027 (a)	5,290	5,245
Tricon American Homes Trust Series 2019-SFR1, Class F, 3.75%, 3/17/2038 ‡	7,000	6,434
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	111	110
Series 2013-1, Class A, 4.30%, 8/15/2025	440	422
Series 2016-2, Class B, 3.65%, 10/7/2025	1,229	1,129
Series 2014-1, Class A, 4.00%, 4/11/2026	2,304	2,216
Series 2014-2, Class A, 3.75%, 9/3/2026	381	367
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,037	961
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,372	1,250
Series 2016-2, Class A, 3.10%, 10/7/2028	766	679
Series 2018-1, Class AA, 3.50%, 3/1/2030	15,006	13,767
Series 2018-1, Class A, 3.70%, 3/1/2030	1,067	952
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,338	1,278
Series 2019-1, Class A, 4.55%, 8/25/2031	1,594	1,511
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,694	1,473
US Auto Funding Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	7,000	6,512
US Auto Funding LLC Series 2019-1A, Class C, 5.34%, 3/15/2023 (a)	1,111	1,111
USASF Receivables LLC
Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	4,982	4,967
Series 2020-1A, Class C, 5.94%, 8/15/2024 (a)	4,000	4,013
Series 2020-1A, Class D, 9.35%, 3/15/2027 (a)	2,750	2,801
VCAT LLC Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (e)	4,627	4,366
Verizon Owner Trust Series 2019-A, Class A1A, 2.93%, 9/20/2023	333	333
Veros Auto Receivables Trust Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	3,750	3,760
VM DEBT TRUST Series 2019-1, 9.50%, 5/31/2024	56,306	56,306
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 ‡ (e)	20,963	19,978
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (e)	14,333	13,581
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (e)	8,452	8,083
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 ‡ (a) (e)	30,353	29,294

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 ‡ (e)	16,938	16,159
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡	3,317	3,254
Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡	9,534	9,611
Total Asset-Backed Securities (Cost $2,410,530)		2,312,929
Mortgage-Backed Securities — 13.5%
FHLMC
Pool # 1G1861 ARM, 2.54%, 3/1/2036 (g)	17	18
Pool # 1J1380 ARM, 2.97%, 3/1/2036 (g)	25	26
Pool # 1J1393 ARM, 1.81%, 10/1/2036 (g)	30	31
Pool # 1Q0476 ARM, 2.06%, 10/1/2037 (g)	79	79
FHLMC Gold Pools, 15 Year
Pool # G13385 5.50%, 11/1/2023	4	4
Pool # G13603 5.50%, 2/1/2024	1	1
Pool # G13805 5.50%, 12/1/2024	3	3
Pool # G14252 5.50%, 12/1/2024	3	3
Pool # J14494 4.00%, 2/1/2026	252	258
FHLMC Gold Pools, 20 Year
Pool # C91025 7.00%, 1/1/2027	32	33
Pool # G30591 6.00%, 2/1/2028	238	251
Pool # D98914 4.00%, 1/1/2032	2,005	2,047
Pool # G31099 4.00%, 1/1/2038	8,388	8,739
FHLMC Gold Pools, 30 Year
Pool # C80091 6.50%, 1/1/2024	6	7
Pool # C80161 7.50%, 6/1/2024	—	—
Pool # G00271 7.00%, 9/1/2024	8	8
Pool # C80245 7.50%, 10/1/2024	1	1
Pool # G00278 7.00%, 11/1/2024	3	3
Pool # C00496 7.50%, 2/1/2027	—	—
Pool # D81734 7.00%, 8/1/2027	14	14
Pool # G00747 8.00%, 8/1/2027	16	17
Pool # D86005 7.00%, 2/1/2028	2	2
Pool # G02210 7.00%, 12/1/2028	32	34
Pool # C21930 6.00%, 2/1/2029	6	6
Pool # C00785 6.50%, 6/1/2029	8	9
Pool # A27201 6.50%, 3/1/2032	46	49
Pool # A13067 4.00%, 9/1/2033	19	20
Pool # G60154 5.00%, 2/1/2034	8,084	8,602
Pool # G60214 5.00%, 7/1/2035	7,821	8,327
Pool # C02641 7.00%, 10/1/2036	21	23
Pool # C02660 6.50%, 11/1/2036	42	47
Pool # G06172 5.50%, 12/1/2038	818	885
Pool # G06576 5.00%, 9/1/2040	3,859	4,112
Pool # A96733 4.50%, 2/1/2041	6,513	6,798
Pool # G06493 4.50%, 5/1/2041	302	315
Pool # G61864 5.50%, 6/1/2041	3,264	3,530
Pool # Q05956 4.50%, 2/1/2042	1,036	1,080
Pool # Q11285 3.50%, 9/1/2042	2,680	2,709

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # Q12174 3.50%, 10/1/2042	3,302	3,338
Pool # G07239 3.00%, 12/1/2042	3,013	2,935
Pool # Q13796 3.50%, 12/1/2042	4,274	4,320
Pool # Q15767 3.00%, 2/1/2043	2,451	2,382
Pool # Q33869 4.00%, 6/1/2045	2,143	2,196
Pool # G61462 4.00%, 7/1/2045	11,741	12,031
Pool # Q37784 3.50%, 12/1/2045	1,958	1,951
Pool # Q39092 4.00%, 2/1/2046	2,939	3,014
Pool # Q39412 3.50%, 3/1/2046	844	842
Pool # Q40797 3.50%, 5/1/2046	3,579	3,563
Pool # Q40905 3.50%, 6/1/2046	121	119
Pool # Q40922 3.50%, 6/1/2046	1,075	1,071
Pool # Q41602 3.50%, 7/1/2046	627	619
Pool # Q42079 3.50%, 7/1/2046	668	663
Pool # Q42657 3.50%, 8/1/2046	5,530	5,505
Pool # Q42656 4.00%, 8/1/2046	476	479
Pool # Q43241 3.50%, 9/1/2046	4,469	4,448
Pool # Q43237 4.00%, 9/1/2046	1,087	1,108
Pool # G61565 4.50%, 4/1/2048	16,558	17,355
Pool # Z40179 4.00%, 7/1/2048	6,643	6,724
FHLMC Gold Pools, Other
Pool # G20027 10.00%, 10/1/2030	2	2
Pool # B90491 7.50%, 1/1/2032	112	121
Pool # U89009 3.50%, 9/1/2032	352	355
Pool # U80074 3.50%, 10/1/2032	1,216	1,227
Pool # G20028 7.50%, 12/1/2036	151	161
Pool # U90690 3.50%, 6/1/2042	1,174	1,171
Pool # U90975 4.00%, 6/1/2042	264	269
Pool # U90230 4.50%, 9/1/2042	1,036	1,075
Pool # U90281 4.00%, 10/1/2042	642	653
Pool # U92021 5.00%, 9/1/2043	886	929
Pool # U99076 4.50%, 12/1/2043	2,779	2,914
Pool # U99084 4.50%, 2/1/2044	2,125	2,220
Pool # U92996 3.50%, 6/1/2045	200	198
Pool # U93026 3.50%, 7/1/2045	529	524
Pool # U99134 4.00%, 1/1/2046	3,059	3,114
Pool # U93155 3.50%, 5/1/2046	579	575
Pool # U93158 3.50%, 6/1/2046	335	331
Pool # U93167 3.50%, 7/1/2046	711	703
Pool # U93172 3.50%, 7/1/2046	1,049	1,049
FHLMC UMBS, 30 Year
Pool # RA2008 4.00%, 1/1/2050	9,225	9,320
Pool # RA6459 2.50%, 12/1/2051	15,170	13,981
Pool # RA7192 3.50%, 4/1/2052	25,132	24,660
FNMA
Pool # AM2292 ARM, 1.15%, 1/1/2023 (g)	1,036	1,035
Pool # 766610 ARM, 1.96%, 1/1/2034 (g)	22	21
Pool # 823660 ARM, 3.17%, 5/1/2035 (g)	65	65

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 910181 ARM, 2.21%, 3/1/2037 (g)	22	22
Pool # 888304 ARM, 1.82%, 4/1/2037 (g)	1	1
Pool # 888750 ARM, 2.62%, 4/1/2037 (g)	31	32
Pool # 948208 ARM, 1.73%, 7/1/2037 (g)	24	24
FNMA UMBS, 15 Year
Pool # 949379 6.00%, 8/1/2022	1	1
Pool # 890231 5.00%, 7/1/2025	56	58
Pool # CA4723 3.50%, 11/1/2034	6,363	6,450
FNMA UMBS, 20 Year
Pool # MA0602 3.50%, 12/1/2030	120	121
Pool # BM3254 4.00%, 1/1/2038	6,564	6,874
Pool # BM3566 4.00%, 2/1/2038	7,129	7,421
Pool # CA1234 4.00%, 2/1/2038	2,498	2,600
Pool # CA1238 4.00%, 2/1/2038	2,560	2,682
Pool # FS0795 3.00%, 1/1/2042	14,730	14,390
FNMA UMBS, 30 Year
Pool # 250228 9.00%, 4/1/2025	—	—
Pool # 328066 8.50%, 10/1/2025	—	—
Pool # 313692 8.50%, 12/1/2025	—	—
Pool # 250854 7.50%, 3/1/2027	—	—
Pool # 251569 7.00%, 3/1/2028	1	1
Pool # 420165 6.50%, 4/1/2028	20	22
Pool # 455598 5.50%, 12/1/2028	7	7
Pool # 517656 5.50%, 7/1/2029	5	6
Pool # 252570 6.50%, 7/1/2029	10	10
Pool # 517679 6.50%, 7/1/2029	39	41
Pool # 323866 6.50%, 8/1/2029	8	9
Pool # 995656 7.00%, 6/1/2033	101	111
Pool # AL6168 5.00%, 9/1/2033	3,870	4,114
Pool # 725229 6.00%, 3/1/2034	633	691
Pool # AA0918 5.50%, 9/1/2034	119	128
Pool # 735503 6.00%, 4/1/2035	62	67
Pool # 745948 6.50%, 10/1/2036	9	10
Pool # AL0379 8.00%, 12/1/2036	699	770
Pool # 995149 6.50%, 10/1/2038	29	31
Pool # 995504 7.50%, 11/1/2038	36	41
Pool # AC3237 5.00%, 10/1/2039	341	363
Pool # AC4467 4.50%, 12/1/2039	655	683
Pool # AE1526 4.50%, 9/1/2040	1,053	1,098
Pool # AE3095 4.50%, 9/1/2040	720	750
Pool # AE0681 4.50%, 12/1/2040	2,620	2,732
Pool # AL0038 5.00%, 2/1/2041	2,815	2,996
Pool # AX5292 5.00%, 1/1/2042	12,985	13,840
Pool # BM1065 5.50%, 2/1/2042	5,002	5,405
Pool # AL2059 4.00%, 6/1/2042	10,048	10,365
Pool # AB7575 3.00%, 1/1/2043	2,099	2,042
Pool # AR6380 3.00%, 2/1/2043	2,911	2,830
Pool # 890564 3.00%, 6/1/2043	3,826	3,723

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AT5907 4.00%, 6/1/2043	6,149	6,344
Pool # AS0214 3.50%, 8/1/2043	6,379	6,477
Pool # AL6848 5.00%, 6/1/2044	1,045	1,113
Pool # BA2343 4.00%, 9/1/2045	2,458	2,516
Pool # BA1210 3.50%, 5/1/2046	986	981
Pool # BA7485 3.50%, 6/1/2046	788	783
Pool # BC2969 3.50%, 6/1/2046	454	447
Pool # BD1371 3.50%, 6/1/2046	599	590
Pool # BA7492 4.00%, 6/1/2046	649	655
Pool # BC9368 4.00%, 6/1/2046	2,739	2,797
Pool # BD1372 4.00%, 6/1/2046	1,498	1,529
Pool # BD2956 3.50%, 7/1/2046	5,109	5,080
Pool # BD5456 3.50%, 8/1/2046	2,261	2,249
Pool # BM1169 4.00%, 9/1/2046	10,196	10,516
Pool # BE0280 3.50%, 10/1/2046	1,738	1,721
Pool # AS8335 4.50%, 11/1/2046	5,161	5,352
Pool # BM1906 4.00%, 5/1/2047	6,563	6,753
Pool # AS9811 5.00%, 6/1/2047	2,067	2,162
Pool # BH7565 4.00%, 8/1/2047	11,262	11,442
Pool # BM3500 4.00%, 9/1/2047	5,062	5,226
Pool # CA0346 4.50%, 9/1/2047	7,203	7,406
Pool # BH6687 4.00%, 11/1/2047	1,240	1,253
Pool # BM3044 4.00%, 11/1/2047	4,367	4,431
Pool # BE8347 4.00%, 12/1/2047	728	736
Pool # BJ5254 4.00%, 12/1/2047	4,412	4,473
Pool # BM3499 4.00%, 12/1/2047	43,330	43,914
Pool # BJ5777 4.50%, 12/1/2047	418	426
Pool # BH6689 4.00%, 1/1/2048	858	867
Pool # BJ7311 4.00%, 1/1/2048	21,431	21,684
Pool # BJ8238 4.00%, 1/1/2048	7,449	7,539
Pool # BJ8265 4.00%, 1/1/2048	5,023	5,083
Pool # BK1008 4.00%, 1/1/2048	1,557	1,576
Pool # BJ4617 4.00%, 2/1/2048	4,552	4,680
Pool # BJ5772 4.00%, 2/1/2048	5,036	5,085
Pool # BK1581 4.00%, 2/1/2048	771	782
Pool # FM0035 3.50%, 3/1/2048	7,398	7,352
Pool # BJ5803 4.00%, 3/1/2048	3,647	3,672
Pool # BK1963 4.00%, 3/1/2048	2,790	2,869
Pool # BM3665 4.00%, 3/1/2048	17,119	17,409
Pool # BJ5789 4.50%, 3/1/2048	1,829	1,864
Pool # BE2789 4.00%, 4/1/2048	1,168	1,179
Pool # CA1710 4.50%, 5/1/2048	3,644	3,728
Pool # BK5943 5.00%, 6/1/2048	915	959
Pool # BK4130 4.50%, 7/1/2048	168	171
Pool # BK6562 4.50%, 7/1/2048	1,870	1,919
Pool # BK6589 4.50%, 7/1/2048	1,258	1,282
Pool # BN0133 4.00%, 8/1/2048	2,702	2,719
Pool # BK9292 5.00%, 8/1/2048	3,216	3,374

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA4662 3.50%, 9/1/2048	6,175	6,146
Pool # BN1312 4.00%, 9/1/2048	8,777	8,834
Pool # 890863 5.00%, 9/1/2048	17,208	18,480
Pool # BN0234 5.00%, 9/1/2048	1,970	2,070
Pool # MA3496 4.50%, 10/1/2048	2,344	2,396
Pool # BN0861 5.00%, 10/1/2048	1,473	1,565
Pool # BK9556 4.00%, 12/1/2048	3,191	3,218
Pool # BK1176 5.00%, 1/1/2049	1,430	1,486
Pool # BK8748 4.50%, 5/1/2049	7,044	7,176
Pool # BO2428 3.50%, 7/1/2049	3,401	3,354
Pool # BO0592 4.00%, 7/1/2049	1,414	1,427
Pool # CB2637 2.50%, 1/1/2052	33,090	30,500
Pool # FS0196 2.50%, 1/1/2052	33,812	31,174
Pool # CB2670 3.00%, 1/1/2052	28,871	27,571
Pool # FS1255 4.00%, 4/1/2052	11,243	11,502
FNMA, 30 Year Pool # CA2171 4.00%, 8/1/2048	14,192	14,087
FNMA, Other
Pool # AM2452 2.44%, 2/1/2023	6,455	6,456
Pool # AL3876 2.73%, 6/1/2023 (g)	2,572	2,571
Pool # AM4170 3.51%, 8/1/2023	15,000	15,068
Pool # AM5032 3.64%, 12/1/2023	4,447	4,474
Pool # AN2363 2.23%, 4/1/2024	3,597	3,548
Pool # AM6795 3.05%, 9/1/2024	10,314	10,281
Pool # AM7682 2.84%, 1/1/2025	4,135	4,092
Pool # AM7795 2.92%, 1/1/2025	9,562	9,495
Pool # AN1302 2.93%, 1/1/2025	3,898	3,868
Pool # AM8702 2.73%, 4/1/2025	18,325	18,089
Pool # AM8674 2.81%, 4/1/2025	18,640	18,441
Pool # AM8691 2.64%, 6/1/2025	18,777	18,476
Pool # AM9942 3.09%, 10/1/2025	11,000	10,969
Pool # AN0707 3.13%, 2/1/2026	8,267	8,243
Pool # AN1222 2.78%, 4/1/2026	7,000	6,890
Pool # AN1413 2.49%, 5/1/2026	9,474	9,229
Pool # AN1503 2.62%, 5/1/2026	5,362	5,249
Pool # AN1221 2.81%, 5/1/2026	4,000	3,941
Pool # AN1497 2.61%, 6/1/2026	10,122	9,893
Pool # AN2193 2.53%, 7/1/2026	5,529	5,391
Pool # AN2689 2.20%, 10/1/2026	6,072	5,835
Pool # AN4000 3.00%, 12/1/2026	2,253	2,235
Pool # AL6937 3.80%, 12/1/2026 (g)	2,164	2,209
Pool # AN4917 3.13%, 3/1/2027	13,640	13,553
Pool # BL3525 2.60%, 9/1/2027	11,260	10,901
Pool # BL0497 3.84%, 10/1/2027	4,722	4,841
Pool # AN1449 2.97%, 4/1/2028	6,399	6,304
Pool # AN2005 2.73%, 7/1/2028	10,271	9,951
Pool # 387807 3.55%, 8/1/2028	11,451	11,616
Pool # AN3685 2.69%, 12/1/2028	15,076	14,546
Pool # AN4004 3.27%, 12/1/2028	8,615	8,591

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BL1040 3.81%, 12/1/2028	16,000	16,461
Pool # BL0907 3.88%, 12/1/2028	290	300
Pool # AN4154 3.17%, 1/1/2029	16,836	16,684
Pool # AN4349 3.35%, 1/1/2029	8,606	8,648
Pool # AN4344 3.37%, 1/1/2029	16,525	16,601
Pool # AN1872 2.90%, 5/1/2029	3,620	3,520
Pool # AN5677 3.25%, 6/1/2029	9,365	9,326
Pool # BL3509 2.66%, 8/1/2029	22,452	21,494
Pool # BL3491 2.84%, 8/1/2029	15,900	15,406
Pool # BS5424 3.42%, 5/1/2030	13,413	13,369
Pool # 387883 3.78%, 8/1/2030	16,369	16,741
Pool # AN9293 3.71%, 9/1/2030	25,065	25,524
Pool # BS5171 2.51%, 10/1/2030	25,195	23,655
Pool # AN1676 2.99%, 5/1/2031	3,596	3,465
Pool # AN1953 3.01%, 6/1/2031	1,833	1,770
Pool # AN1683 3.03%, 6/1/2031	4,931	4,762
Pool # AN2308 2.87%, 8/1/2031	8,425	8,074
Pool # AN2625 2.50%, 10/1/2031	11,783	10,923
Pool # BL3368 2.84%, 11/1/2031	4,475	4,264
Pool # BL6367 1.82%, 4/1/2032	36,000	31,706
Pool # BL6302 2.07%, 5/1/2032	15,158	13,316
Pool # BS5452 3.09%, 5/1/2032	23,719	22,875
Pool # AO7654 3.50%, 5/1/2032	1,191	1,192
Pool # AO5230 3.50%, 6/1/2032	849	855
Pool # AO7057 3.50%, 6/1/2032	556	560
Pool # AO7746 3.50%, 6/1/2032	113	114
Pool # AO8038 3.50%, 7/1/2032	1,269	1,270
Pool # AP0645 3.50%, 7/1/2032	1,749	1,763
Pool # AP0682 3.50%, 7/1/2032	1,629	1,642
Pool # AP1314 3.50%, 8/1/2032	1,824	1,839
Pool # AQ1534 3.50%, 10/1/2032	529	533
Pool # AQ1607 3.50%, 11/1/2032	389	392
Pool # 650236 5.00%, 12/1/2032	10	10
Pool # AR7961 3.50%, 3/1/2033	487	490
Pool # BL3453 3.16%, 8/1/2033	14,690	13,999
Pool # BS4824 2.50%, 2/1/2034	25,370	22,551
Pool # 868763 6.50%, 4/1/2036	6	6
Pool # 886320 6.50%, 7/1/2036	17	17
Pool # BS2829 2.14%, 8/1/2036	12,857	10,806
Pool # AO6757 4.00%, 6/1/2042	1,960	1,994
Pool # MA1125 4.00%, 7/1/2042	1,205	1,224
Pool # MA1213 3.50%, 10/1/2042	5,318	5,301
Pool # MA1283 3.50%, 12/1/2042	813	811
Pool # MA1328 3.50%, 1/1/2043	2,804	2,795
Pool # MA1404 3.50%, 4/1/2043	1,552	1,547
Pool # MA1462 3.50%, 6/1/2043	809	810
Pool # MA1463 3.50%, 6/1/2043	2,176	2,169
Pool # MA1510 4.00%, 7/1/2043	1,732	1,762

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA1546 3.50%, 8/1/2043	3,455	3,444
Pool # AU8840 4.50%, 11/1/2043	1,134	1,180
Pool # AV2613 4.50%, 11/1/2043	2,141	2,212
Pool # MA1711 4.50%, 12/1/2043	1,633	1,698
Pool # AL6167 3.50%, 1/1/2044	12,064	12,026
Pool # MA2346 3.50%, 6/1/2045	385	384
Pool # MA2462 4.00%, 11/1/2045	2,915	2,966
Pool # MA2482 4.00%, 12/1/2045	3,597	3,660
Pool # MA2519 4.00%, 1/1/2046	3,184	3,240
Pool # BC0784 3.50%, 4/1/2046	441	437
Pool # MA2593 4.00%, 4/1/2046	7,683	7,855
Pool # MA2631 4.00%, 5/1/2046	7,442	7,647
Pool # MA2658 3.50%, 6/1/2046	2,428	2,426
Pool # MA2690 3.50%, 7/1/2046	4,835	4,831
Pool # BF0090 3.50%, 5/1/2056	25,055	24,995
Pool # BF0131 3.50%, 8/1/2056	32,400	31,861
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 3.50%, 6/25/2052 (k)	287,840	281,993
TBA, 4.00%, 6/25/2052 (k)	29,480	29,462
GNMA I, 15 Year Pool # 782933 6.50%, 10/15/2023	1	1
GNMA I, 30 Year
Pool # 297656 7.50%, 10/15/2022	—	—
Pool # 380930 7.00%, 4/15/2024	—	—
Pool # 780029 9.00%, 11/15/2024	—	—
Pool # 430999 7.50%, 7/15/2026	3	3
Pool # 780481 7.00%, 12/15/2026	1	1
Pool # 460982 7.00%, 11/15/2027	1	1
Pool # 427295 7.25%, 1/15/2028	9	9
Pool # 460759 6.50%, 2/15/2028	21	22
Pool # 781118 6.50%, 10/15/2029	21	22
Pool # 783867 6.00%, 8/15/2036	2,076	2,297
Pool # AS4934 4.50%, 5/15/2046	928	983
Pool # AT7538 4.00%, 7/15/2046	4,022	4,207
Pool # AT7652 4.00%, 8/15/2046	2,519	2,636
Pool # BM1819 5.00%, 4/15/2049	3,048	3,277
GNMA II
Pool # CK2783 ARM, 3.25%, 2/20/2072 (g)	34,749	36,517
Pool # CL4592 ARM, 3.08%, 3/20/2072 (g)	19,697	20,520
Pool # CK2802 ARM, 3.21%, 3/20/2072 (g)	17,850	18,854
Pool # CK2795 ARM, 3.25%, 3/20/2072 (g)	41,536	43,683
Pool # CM9946 ARM, 3.25%, 3/20/2072 (g)	11,776	12,390
Pool # CL8122 ARM, 3.26%, 3/20/2072 (g)	30,241	31,907
Pool # CM9934 ARM, 3.27%, 3/20/2072 (g)	14,408	15,171
Pool # CK2792 ARM, 3.28%, 3/20/2072 (g)	27,403	28,895
Pool # CK2804 ARM, 3.30%, 4/20/2072 (g)	31,553	33,195
Pool # BL8377 ARM, 3.51%, 4/20/2072 (g)	19,319	20,322
GNMA II, 30 Year
Pool # 2056 7.50%, 8/20/2025	1	1

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 2270 8.00%, 8/20/2026	1	1
Pool # 2285 8.00%, 9/20/2026	12	13
Pool # 2379 8.00%, 2/20/2027	1	1
Pool # 2397 8.00%, 3/20/2027	—	—
Pool # 2445 8.00%, 6/20/2027	5	5
Pool # 2457 7.50%, 7/20/2027	14	15
Pool # 2538 8.00%, 1/20/2028	2	2
Pool # 2581 8.00%, 4/20/2028	—	—
Pool # 2619 8.00%, 7/20/2028	1	1
Pool # 2633 8.00%, 8/20/2028	1	1
Pool # 2714 6.50%, 2/20/2029	3	3
Pool # 4901 8.00%, 9/20/2031	196	213
Pool # 5020 7.50%, 5/20/2032	99	106
Pool # 738210 7.00%, 6/20/2032	212	225
Pool # 738062 6.00%, 11/20/2032	229	239
Pool # 738059 6.00%, 10/20/2033	116	121
Pool # 738049 6.00%, 3/20/2035	139	145
Pool # 737987 6.00%, 4/20/2036	127	132
Pool # 737975 6.00%, 9/20/2036	31	32
Pool # 5034 7.00%, 8/20/2038	47	50
Pool # 4245 6.00%, 9/20/2038	55	60
Pool # 4930 7.00%, 10/20/2038	229	252
Pool # 4964 7.00%, 12/20/2038	44	45
Pool # 4872 7.00%, 1/20/2039	281	304
Pool # 5072 6.50%, 10/20/2039	61	66
Pool # 5218 6.50%, 10/20/2039	118	131
Pool # AS8103 3.50%, 6/20/2046	1,518	1,529
Pool # AS8104 3.75%, 6/20/2046	1,503	1,527
Pool # AS8105 4.00%, 6/20/2046	1,096	1,128
Pool # AS8106 3.50%, 7/20/2046	2,025	2,039
Pool # AS8107 3.75%, 7/20/2046	2,682	2,726
Pool # AY0571 4.50%, 11/20/2047	4,095	4,202
Pool # BB8791 4.00%, 12/20/2047	4,500	4,582
Pool # BD6195 4.00%, 1/20/2048	4,401	4,477
Pool # BE9507 4.50%, 3/20/2048	2,468	2,556
Pool # BG2382 4.50%, 3/20/2048	2,133	2,200
Pool # BA7568 4.50%, 4/20/2048	5,535	5,703
Pool # BD0512 5.00%, 4/20/2048	3,517	3,651
Pool # BD0532 5.00%, 6/20/2048	4,523	4,696
Pool # BG3833 4.50%, 7/20/2048	8,778	9,046
Pool # BD0549 5.00%, 8/20/2048	4,505	4,684
Pool # BH9109 4.50%, 10/20/2048	4,564	4,682
Pool # BJ7085 5.00%, 12/20/2048	3,097	3,283
Pool # BK7188 4.50%, 2/20/2049	3,529	3,652
Pool # BK7189 5.00%, 2/20/2049	4,234	4,457
Pool # BN2622 4.00%, 6/20/2049	8,706	9,001
Pool # BM9677 4.50%, 6/20/2049	7,364	7,667
Pool # BM9683 5.00%, 6/20/2049	6,151	6,498

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BJ1310 4.50%, 7/20/2049	6,073	6,391
Pool # BO2717 4.50%, 7/20/2049	7,088	7,507
Pool # BO3146 4.50%, 7/20/2049	3,611	3,815
Pool # BO3147 4.50%, 7/20/2049	3,738	3,900
Pool # BO3157 4.50%, 7/20/2049	2,990	3,145
Pool # BO3158 4.50%, 7/20/2049	2,836	2,967
Pool # BO3159 4.50%, 7/20/2049	945	968
Pool # BM9690 5.00%, 7/20/2049	1,743	1,842
Pool # BM9701 4.50%, 8/20/2049	13,173	13,482
Pool # MA7534 2.50%, 8/20/2051	38,675	36,348
Pool # CL5064 3.50%, 3/20/2052	15,951	15,828
Pool # CL5137 4.00%, 4/20/2052	10,262	10,413
Total Mortgage-Backed Securities (Cost $2,278,097)		2,217,708
Commercial Mortgage-Backed Securities — 12.3%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 ‡	24,120	22,585
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class B, 2.34%, 12/18/2037 ‡	1,570	1,541
Series 2021-FL4, Class C, 2.69%, 12/18/2037 ‡	9,000	8,675
AREIT Trust
Series 2021-CRE5, Class C, 3.12%, 8/17/2026 ‡	5,000	4,804
Series 2021-CRE5, Class D, 3.52%, 8/17/2026 ‡	9,000	8,622
BAMLL Re-REMIC Trust
Series 2013-FRR2, Class B, PO, 9/26/2022 (a)	8,992	8,826
Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	16,600	15,841
Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	14,650	13,646
Series 2016-FR13, Class A, 0.60%, 8/27/2045 (a) (g)	16,500	16,471
Series 2016-FR13, Class B, 1.99%, 8/27/2045 ‡	10,308	10,258
Series 2014-FRR5, Class BK37, PO, 1/27/2047 (a)	10,000	9,290
Series 2014-FRR5, Class AK37, 2.42%, 1/27/2047 (a) (g)	15,570	14,983
Series 2014-FRR8, Class A, 2.05%, 11/26/2047 (a) (g)	12,000	11,361
Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class D, 2.81%, 9/15/2036 ‡	1,510	1,473
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	10,000	9,429
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,400	9,195
BB-UBS Trust
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,922	13,575
Series 2012-SHOW, Class E, 4.03%, 11/5/2036 ‡	14,967	13,642
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 1A1, 3.51%, 5/25/2052 (a) (g)	4,098	4,083
Series 2019-FRR1, Class 1A5, 5.21%, 5/25/2052 (a) (g)	2,264	2,254
BWAY Mortgage Trust Series 2013-1515, Class F, 3.93%, 3/10/2033 ‡	5,000	4,617
BX
Series 2021-MFM1, Class E, 3.12%, 1/15/2034 ‡	3,250	3,062
Series 2021-MFM1, Class F, 3.87%, 1/15/2034 ‡	2,000	1,873
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 ‡	11,000	8,844
Series 2021-FRR1, Class CK45, 1.63%, 2/28/2025 ‡	13,130	11,574
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 ‡	9,000	6,793

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 ‡	22,530	16,744
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 ‡	7,000	5,203
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 ‡	2,800	2,098
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 ‡	7,000	4,145
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	8,620	5,343
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 ‡	15,300	8,315
Series 2021-FRR1, Class BK58, 2.51%, 9/29/2029 ‡	11,190	9,621
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.08%, 12/15/2047 ‡	2,777	2,768
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5, 2.72%, 2/15/2053	47,647	43,166
Commercial Mortgage Trust
Series 2013-WWP, Class A2, 3.42%, 3/10/2031 (a)	6,100	6,116
Series 2018-HOME, Class A, 3.82%, 4/10/2033 (a) (g)	23,900	22,848
Series 2020-CBM, Class D, 3.63%, 2/10/2037 ‡	8,750	8,079
Series 2012-CR2, Class XA, IO, 1.43%, 8/15/2045 ‡	6,149	—
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	8,032	7,989
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,856	6,828
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.01%, 1/15/2049 ‡	9,264	—
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESC, 4.24%, 10/15/2032	19,159	18,801
Series 2015-C3, Class A4, 3.72%, 8/15/2048	12,304	12,175
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037	15,200	12,904
FHLMC Multi-Family WI Certificates
Series K142, Class AM, 2.40%, 3/25/2032	22,000	19,793
Series K145, Class A2, 2.58%, 7/25/2032 (a)	18,665	17,195
Series K146, Class A2, 2.92%, 7/25/2032	13,500	12,814
Series K146, Class AM, 2.92%, 7/25/2032	13,000	12,329
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M2, 4.33%, 1/25/2051 (a) (g)	29,534	26,262
Series 2021-MN3, Class M1, 2.88%, 11/25/2051 (a) (g)	5,265	4,912
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ09, Class A2, 2.84%, 9/25/2022	388	388
Series KJ07, Class A2, 2.31%, 12/25/2022	6,844	6,833
Series K727, Class AM, 3.04%, 7/25/2024	10,471	10,500
Series K048, Class A2, 3.28%, 6/25/2025 (g)	13,500	13,567
Series KC02, Class A2, 3.37%, 7/25/2025	28,544	28,660
Series KS07, Class A2, 2.74%, 9/25/2025	21,600	21,367
Series KJ17, Class A2, 2.98%, 11/25/2025	8,445	8,416
Series K052, Class A2, 3.15%, 11/25/2025	3,791	3,794
Series KS06, Class A2, 2.72%, 7/25/2026	10,080	9,910
Series K058, Class AM, 2.72%, 8/25/2026 (g)	20,000	19,517
Series K061, Class AM, 3.44%, 11/25/2026 (g)	10,012	10,026
Series K063, Class AM, 3.51%, 1/25/2027 (g)	25,610	25,851
Series K065, Class A2, 3.24%, 4/25/2027	6,633	6,634
Series K065, Class AM, 3.33%, 5/25/2027	3,557	3,558
Series KJ26, Class A2, 2.61%, 7/25/2027	19,000	18,687
Series K070, Class A2, 3.30%, 11/25/2027 (g)	6,045	6,054
Series W5FX, Class AFX, 3.21%, 4/25/2028 (g)	9,910	9,851
Series KL05, Class X1P, IO, 0.89%, 6/25/2029 (g)	175,800	9,811

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series KS11, Class AFX2, 2.65%, 6/25/2029	50,000	46,854
Series KLU3, Class X1, IO, 1.94%, 1/25/2031 (g)	49,901	6,069
Series K152, Class A2, 3.08%, 1/25/2031	8,843	8,621
Series K128, Class X3, IO, 2.78%, 4/25/2031 (g)	12,850	2,398
Series KX04, Class XFX, IO, 1.86%, 1/25/2034 (g)	200,490	16,819
Series K-1515, Class A2, 1.94%, 2/25/2035	36,000	29,250
Series K-1520, Class X3, IO, 3.09%, 4/25/2039 (g)	4,450	1,259
Series 2022-MN4, Class M2, 7.03%, 5/25/2052 (a) (g)	16,750	16,745
Series Q014, Class X, IO, 2.80%, 10/25/2055 (g)	23,028	4,724
FNMA ACES
Series 2013-M7, Class A2, 2.28%, 12/27/2022	817	816
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (g)	2,370	2,391
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (g)	5,648	5,641
Series 19-M18, Class ASQ2, 2.03%, 9/25/2024	18,500	18,500
Series 2015-M1, Class A2, 2.53%, 9/25/2024	10,112	9,965
Series 2015-M7, Class A2, 2.59%, 12/25/2024	8,593	8,511
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (g)	11,372	11,282
Series 2015-M5, Class A1, 2.86%, 3/25/2025 (g)	15,786	15,546
Series 2015-M13, Class A2, 2.70%, 6/25/2025 (g)	1,472	1,456
Series 2016-M6, Class A2, 2.49%, 5/25/2026	9,046	8,882
Series 2016-M7, Class A2, 2.50%, 9/25/2026	6,345	6,243
Series 2017-M1, Class A2, 2.41%, 10/25/2026 (g)	8,756	8,456
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (g)	13,704	13,369
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (g)	8,248	8,195
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (g)	9,884	9,812
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (g)	30,000	29,576
Series 2018-M7, Class A2, 3.05%, 3/25/2028 (g)	29,534	29,291
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (g)	10,230	10,183
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (g)	20,853	20,951
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (g)	35,691	36,321
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (g)	57,380	58,402
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	6,602	6,050
Series 2020-M38, Class X2, IO, 1.98%, 11/25/2028 (g)	37,128	3,728
Series 2017-M5, Class A2, 3.12%, 4/25/2029 (g)	28,160	27,971
Series 2019-M7, Class A2, 3.14%, 4/25/2029	19,829	19,575
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (g)	27,815	27,131
Series 2018-M3, Class A2, 3.08%, 2/25/2030 (g)	7,491	7,392
Series 2020-M50, Class A1, 0.67%, 10/25/2030	10,189	9,424
Series 2020-M50, Class A2, 1.20%, 10/25/2030	5,950	5,378
Series 2020-M50, Class X1, IO, 1.90%, 10/25/2030 (g)	94,093	8,901
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.54%, 7/25/2022 (a) (g)	6,289	6,284
Series 2015-K720, Class C, 3.54%, 7/25/2022 (a) (g)	11,500	11,489
Series 2017-K727, Class C, 3.74%, 7/25/2024 (a) (g)	3,200	3,141
Series 2018-KL2B, Class CB, 3.71%, 1/25/2025 (a) (g)	18,173	18,542
Series 2018-KL3W, Class CW, 4.10%, 8/25/2025 (a) (g)	20,000	18,600
Series 2017-KL1P, Class BP, 3.37%, 10/25/2025 (a) (g)	13,282	12,822
Series 2018-KSL1, Class C, 3.83%, 11/25/2025 (a) (g)	17,034	15,428

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-KBX1, Class C, 3.58%, 1/25/2026 (a) (g)	7,500	6,149
Series 2018-KHG1, Class C, 3.81%, 12/25/2027 (a) (g)	33,219	30,080
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,477	8,032
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	143,053	557
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,636	79
Series 2019-KBF3, Class C, 5.55%, 1/25/2029 (a) (g)	21,586	21,420
Series 2019-KL05, Class BHG, 4.37%, 2/25/2029 (a) (g)	3,605	3,326
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	11,614	10,371
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	13,000	8,423
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	150,450	607
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,952	84
Series 2019-KW10, Class B, 3.63%, 10/25/2032 (a) (g)	9,170	8,419
Series 2013-K25, Class C, 3.60%, 11/25/2045 (a) (g)	4,156	4,158
Series 2014-K38, Class C, 4.63%, 6/25/2047 (a) (g)	4,750	4,792
Series 2014-K39, Class C, 4.16%, 8/25/2047 (a) (g)	7,000	6,964
Series 2015-K721, Class B, 3.74%, 11/25/2047 (a) (g)	2,585	2,587
Series 2014-K40, Class C, 4.07%, 11/25/2047 (a) (g)	8,542	8,481
Series 2015-K45, Class B, 3.61%, 4/25/2048 (a) (g)	8,920	8,813
Series 2015-K46, Class C, 3.70%, 4/25/2048 (a) (g)	3,545	3,442
Series 2015-K48, Class B, 3.64%, 8/25/2048 (a) (g)	16,085	15,789
Series 2015-K51, Class B, 3.95%, 10/25/2048 (a) (g)	2,750	2,718
Series 2016-K55, Class B, 4.17%, 4/25/2049 (a) (g)	10,000	9,954
Series 2016-K56, Class B, 3.94%, 6/25/2049 (a) (g)	3,549	3,506
Series 2016-K722, Class B, 3.89%, 7/25/2049 (a) (g)	8,010	8,037
Series 2017-K68, Class B, 3.84%, 10/25/2049 (a) (g)	9,423	9,128
Series 2016-K59, Class B, 3.58%, 11/25/2049 (a) (g)	4,714	4,571
Series 2017-K61, Class C, 3.69%, 12/25/2049 (a) (g)	5,345	5,070
Series 2017-K63, Class B, 3.88%, 2/25/2050 (a) (g)	11,895	11,623
Series 2017-K63, Class C, 3.88%, 2/25/2050 (a) (g)	5,000	4,819
Series 2018-K74, Class B, 4.09%, 2/25/2051 (a) (g)	10,000	9,811
Series 2019-K98, Class B, 3.74%, 10/25/2052 (a) (g)	11,000	10,454
FRR Re-REMIC Trust
Series 2018-C1, Class C720, PO, 8/27/2047 ‡	7,500	7,438
Series 2018-C1, Class B720, 0.57%, 8/27/2047 ‡	4,500	4,476
Series 2018-C1, Class A720, 0.77%, 8/27/2047 (a) (g)	6,500	6,473
Series 2018-C1, Class BK43, 2.82%, 2/27/2048 ‡	8,000	7,505
Series 2018-C1, Class AK43, 2.93%, 2/27/2048 (a) (g)	5,000	4,770
Series 2018-C1, Class A725, 2.60%, 2/27/2050 (a) (g)	3,000	2,890
Series 2018-C1, Class B725, 2.96%, 2/27/2050 ‡	6,680	6,413
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	31,100	30,955
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	16,270	15,914
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.10%, 12/27/2046 (a) (g)	5,000	4,837
Series 2015-FRR2, Class BK39, PO, 8/27/2047 (a)	4,045	3,600
Series 2015-FRR2, Class AK39, 2.77%, 8/27/2047 (a) (g)	10,600	10,182
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.16%, 8/12/2037 ‡	2,519	—
Series 2006-CB15, Class X1, IO, 0.25%, 6/12/2043 ‡	1,548	—

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
KKR Industrial Portfolio Trust Series 2021-KDIP, Class F, 2.92%, 12/15/2037 ‡	3,937	3,708
Mansions at Tech Park Mezz 5.95%, 4/15/2025 ‡ (g)	12,000	12,000
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 3.48%, 4/15/2038 ‡	24,400	23,057
MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 ‡	42,000	37,454
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 4.26%, 10/15/2049 ‡	12,912	11,952
Series 2020-01, Class M10, 4.76%, 3/25/2050 ‡	30,750	28,013
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.68%, 12/18/2051 ‡	9,150	7,331
Pendoor Proper 0.00%, 2/15/2026 ‡	31,800	31,244
PFP Ltd. (Cayman Islands)
Series 2021-7, Class C, 2.52%, 4/14/2038 ‡	8,415	8,094
Series 2021-7, Class D, 3.27%, 4/14/2038 ‡	14,539	13,934
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.25%, 2/13/2053 (a) (g)	68,538	4,899
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	40,000	36,239
TPI Re-REMIC Trust
Series 2022-FRR1, Class BK33, PO, 7/25/2046 (a)	5,967	5,672
Series 2022-FRR1, Class BK34, PO, 7/25/2046 (a)	11,100	10,576
Series 2022-FRR1, Class CK33, PO, 7/25/2046 (a)	7,238	6,831
Series 2022-FRR1, Class CK34, PO, 7/25/2046 (a)	14,190	13,438
Series 2022-FRR1, Class BK35, PO, 8/25/2046 (a)	4,620	4,387
Series 2022-FRR1, Class CK35, PO, 8/25/2046 (a)	5,283	4,986
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,191	2,188
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA, IO, 1.04%, 5/10/2063 ‡	3,910	—
Series 2012-C2, Class A4, 3.53%, 5/10/2063	363	362
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,598	7,540
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.23%, 3/15/2045	6,640	6,421
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	20,837	19,516
Total Commercial Mortgage-Backed Securities (Cost $2,089,241)		2,023,132
Collateralized Mortgage Obligations — 6.2%
ACC, 0.00%, 9/15/2022 ‡	14,116	14,118
Acrc, 5.25%, 11/15/2026 ‡	40,000	38,750
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (e)	19,206	18,034
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	5	4
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	13	13
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	314	316
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	163	142
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	645	545
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	337	235
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	118	73
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (g)	2	2
Anchor Mortgage Trust Series 2021-1, Class A2, 3.65%, 10/25/2026 (a) (e)	12,857	12,412
Areit Frn, 0.00%, 8/17/2026 ‡	30,000	30,000
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	10	9

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Banc of America Funding Trust
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	1,265	1,220
Series 2005-7, Class 30, PO, 11/25/2035 ‡	34	32
Banc of America Mortgage Trust Series 2004-F, Class 1A1, 2.45%, 7/25/2034 (g)	77	74
Bayview Opportunity Master Fund IVB LP, 3.20%, 1/10/2031 ‡	6,941	6,948
Bayview Opportunity Master Fund Trust Series 2014-1SBC, Zero Coupon, 1/10/2031 ‡	3,400	3,536
Bear Stearns ARM Trust Series 2003-7, Class 3A, 3.03%, 10/25/2033 (g)	15	15
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 6.32%, 3/25/2031 (g)	—	—
Camden, 0.00%, 9/15/2031 ‡	4,231	4,231
Cascade MH Asset Trust
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 ‡	2,500	2,150
Series 2021-MH1, Class B2, 5.57%, 2/25/2046 ‡	2,550	2,216
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 2.42%, 6/25/2035 (g)	378	376
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	4	—
Series 2004-3, Class A25, 5.75%, 4/25/2034	82	78
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	101	101
Series 2005-22, Class 2A1, 2.49%, 11/25/2035 (g)	179	164
Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	6	6
Citigroup Mortgage Loan Trust, Inc.
Series 2004-UST1, Class A3, 2.03%, 8/25/2034 (g)	39	39
Series 2004-HYB4, Class AA, 1.34%, 12/25/2034 (g)	28	28
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1	1
Series 2005-1, Class 1A16, 5.50%, 2/25/2035	22	22
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	201	106
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	203	74
CSMC Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (e)	29,982	29,812
CSMC Trust Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (g)	12,128	11,564
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	251	290
5.77%, 1/10/2033 (a)	319	345
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4APO, PO, 6/25/2035 ‡	7	6
DLJ Mortgage Acceptance Corp. Series 1993-19, Class A7, 6.75%, 1/25/2024	28	27
FHLMC - GNMA
Series 24, Class J, 6.25%, 11/25/2023	35	36
Series 23, Class KZ, 6.50%, 11/25/2023	5	5
Series 31, Class Z, 8.00%, 4/25/2024	2	3
FHLMC, REMIC
Series 1316, Class Z, 8.00%, 6/15/2022	—	—
Series 1343, Class LB, 7.50%, 8/15/2022	—	—
Series 1351, Class TF, HB, 1,010.00%, 8/15/2022	—	—
Series 1456, Class Z, 7.50%, 1/15/2023	1	1
Series 1543, Class VN, 7.00%, 7/15/2023	13	14
Series 1911, Class SD, IF, IO, 10.17%, 7/15/2023 (g)	5	—
Series 2033, Class K, 6.05%, 8/15/2023	19	19
Series 1577, Class PV, 6.50%, 9/15/2023	14	15

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1608, Class L, 6.50%, 9/15/2023	33	34
Series 3890, Class ET, 5.50%, 11/15/2023	12	12
Series 1630, Class PK, 6.00%, 11/15/2023	12	13
Series 1611, Class Z, 6.50%, 11/15/2023	31	32
Series 1628, Class LZ, 6.50%, 12/15/2023	24	25
Series 2756, Class NA, 5.00%, 2/15/2024	20	21
Series 1671, Class I, 7.00%, 2/15/2024	9	9
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (g)	6	6
Series 1695, Class G, HB, IF, 30.43%, 3/15/2024 (g)	3	3
Series 1710, Class GB, HB, IF, 46.40%, 4/15/2024 (g)	1	2
Series 2989, Class TG, 5.00%, 6/15/2025	60	61
Series 3005, Class ED, 5.00%, 7/15/2025	97	99
Series 4030, Class IL, IO, 3.50%, 4/15/2027	489	25
Series 4060, Class TB, 2.50%, 6/15/2027	4,000	3,848
Series 2022, Class PE, 6.50%, 1/15/2028	8	9
Series 2036, Class PG, 6.50%, 1/15/2028	53	56
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	11	1
Series 2091, Class PG, 6.00%, 11/15/2028	159	169
Series 2116, Class ZA, 6.00%, 1/15/2029	38	40
Series 2148, Class ZA, 6.00%, 4/15/2029	11	11
Series 2995, Class FT, 1.12%, 5/15/2029 (g)	56	56
Series 2530, Class SK, IF, IO, 7.23%, 6/15/2029 (g)	172	15
Series 2201, Class C, 8.00%, 11/15/2029	28	31
Series 3648, Class CY, 4.50%, 3/15/2030	296	307
Series 3737, Class DG, 5.00%, 10/15/2030	81	83
Series 2293, Class ZA, 6.00%, 3/15/2031	57	60
Series 2310, Class Z, 6.00%, 4/15/2031	8	9
Series 2313, Class LA, 6.50%, 5/15/2031	3	3
Series 2325, Class JO, PO, 6/15/2031	35	32
Series 2330, Class PE, 6.50%, 6/15/2031	89	97
Series 2410, Class QB, 6.25%, 2/15/2032	217	233
Series 2534, Class SI, IF, 18.79%, 2/15/2032 (g)	24	29
Series 2427, Class GE, 6.00%, 3/15/2032	391	425
Series 2430, Class WF, 6.50%, 3/15/2032	285	314
Series 2594, Class IV, IO, 7.00%, 3/15/2032	49	5
Series 2643, Class SA, HB, IF, 39.81%, 3/15/2032 (g)	7	9
Series 2466, Class DH, 6.50%, 6/15/2032	34	38
Series 4146, Class KI, IO, 3.00%, 12/15/2032	3,114	332
Series 2543, Class YX, 6.00%, 12/15/2032	163	175
Series 2557, Class HL, 5.30%, 1/15/2033	102	108
Series 2586, IO, 6.50%, 3/15/2033	172	16
Series 2610, Class UI, IO, 6.50%, 5/15/2033	140	29
Series 2764, Class S, IF, 11.56%, 7/15/2033 (g)	20	22
Series 2656, Class AC, 6.00%, 8/15/2033	82	90
Series 2733, Class SB, IF, 7.22%, 10/15/2033 (g)	196	200
Series 3005, Class PV, IF, 11.35%, 10/15/2033 (g)	2	2
Series 2699, Class W, 5.50%, 11/15/2033	148	159
Series 2990, Class SL, HB, IF, 21.29%, 6/15/2034 (g)	6	6

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3611, PO, 7/15/2034	39	35
Series 2845, Class QH, 5.00%, 8/15/2034	105	111
Series 2912, Class EH, 5.50%, 1/15/2035	560	606
Series 3059, Class B, 5.00%, 2/15/2035	2	2
Series 2980, Class QB, 6.50%, 5/15/2035	19	21
Series 3031, Class BN, IF, 18.41%, 8/15/2035 (g)	228	299
Series 3117, Class EO, PO, 2/15/2036	75	65
Series 3134, PO, 3/15/2036	22	20
Series 3152, Class MO, PO, 3/15/2036	152	133
Series 3184, Class YO, PO, 3/15/2036	297	248
Series 3138, PO, 4/15/2036	24	21
Series 3187, Class Z, 5.00%, 7/15/2036	660	696
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (g)	13	15
Series 3201, Class IN, IF, IO, 5.70%, 8/15/2036 (g)	129	13
Series 3202, Class HI, IF, IO, 5.78%, 8/15/2036 (g)	537	77
Series 3855, Class AM, 6.50%, 11/15/2036	123	133
Series 3274, Class B, 6.00%, 2/15/2037	71	75
Series 3292, Class DO, PO, 3/15/2037	34	30
Series 3306, Class TC, IF, 3.08%, 4/15/2037 (g)	12	12
Series 3306, Class TB, IF, 3.62%, 4/15/2037 (g)	14	14
Series 3305, Class IW, IF, IO, 5.58%, 4/15/2037 (g)	190	11
Series 3331, PO, 6/15/2037	30	26
Series 3605, Class NC, 5.50%, 6/15/2037	384	408
Series 3383, Class OP, PO, 11/15/2037	56	49
Series 3409, Class DB, 6.00%, 1/15/2038	311	336
Series 3546, Class A, 1.70%, 2/15/2039 (g)	51	53
Series 3531, Class SM, IF, IO, 5.23%, 5/15/2039 (g)	16	2
Series 3572, Class JS, IF, IO, 5.93%, 9/15/2039 (g)	65	6
Series 3592, Class BZ, 5.00%, 10/15/2039	1,603	1,676
Series 3610, Class CA, 4.50%, 12/15/2039	141	147
Series 3609, Class SA, IF, IO, 5.47%, 12/15/2039 (g)	377	35
Series 3653, Class HJ, 5.00%, 4/15/2040	77	81
Series 3677, Class PB, 4.50%, 5/15/2040	996	1,022
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (g)	112	111
Series 4796, Class CZ, 4.00%, 5/15/2048	14,590	14,635
Series 4830, Class WZ, 4.00%, 9/15/2048	14,629	14,549
FHLMC, STRIPS
Series 186, PO, 8/1/2027	70	66
Series 262, Class 35, 3.50%, 7/15/2042	2,108	2,088
Series 279, Class 35, 3.50%, 9/15/2042	541	534
Series 323, Class 300, 3.00%, 1/15/2044	2,223	2,138
Series 334, Class 300, 3.00%, 8/15/2044	1,985	1,908
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 1.51%, 10/25/2037 (g)	222	215
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 2.41%, 9/25/2034 (g)	73	69
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 3.37%, 12/25/2034 (g)	61	60
FMC GMSR Issuer Trust, 3.69%, 2/25/2024 (a)	52,515	52,515
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	9	9

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	100	105
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	117	124
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	229	241
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	35	39
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	79	86
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	149	158
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.49%, 8/25/2041 (g)	9,103	89
Series 2002-T4, IO, 0.40%, 12/25/2041 (g)	19,855	141
Series 2002-T4, Class A2, 7.00%, 12/25/2041	229	250
Series 2002-T4, Class A4, 9.50%, 12/25/2041	392	445
Series 2002-T19, Class A1, 6.50%, 7/25/2042	338	365
Series 2002-T16, Class A2, 7.00%, 7/25/2042	404	447
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	129	142
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	145	158
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	161	171
Series 2004-T3, Class 1IO4, IO, 0.69%, 2/25/2044 (g)	3,228	46
FNMA, REMIC
Series 1992-79, Class Z, 9.00%, 6/25/2022	—	—
Series G92-62, Class B, PO, 10/25/2022	—	—
Series 1995-4, Class Z, 7.50%, 10/25/2022	2	2
Series 1992-200, Class SK, IF, 19.72%, 11/25/2022 (g)	2	2
Series 2003-17, Class EQ, 5.50%, 3/25/2023	15	15
Series 1993-23, Class PZ, 7.50%, 3/25/2023	—	—
Series 1993-56, Class PZ, 7.00%, 5/25/2023	4	4
Series 1993-60, Class Z, 7.00%, 5/25/2023	2	3
Series 1993-79, Class PL, 7.00%, 6/25/2023	4	4
Series 1993-141, Class Z, 7.00%, 8/25/2023	9	9
Series 1993-149, Class M, 7.00%, 8/25/2023	5	5
Series 1993-205, Class H, PO, 9/25/2023	—	—
Series 1993-160, Class ZA, 6.50%, 9/25/2023	7	7
Series 1993-165, Class SA, IF, 17.28%, 9/25/2023 (g)	2	2
Series 1995-19, Class Z, 6.50%, 11/25/2023	39	39
Series 1993-255, Class E, 7.10%, 12/25/2023	2	2
Series 1993-247, Class SM, HB, IF, 21.46%, 12/25/2023 (g)	2	2
Series 1994-29, Class Z, 6.50%, 2/25/2024	24	25
Series 1994-65, Class PK, PO, 4/25/2024	4	3
Series 1997-20, Class D, 7.00%, 3/17/2027	38	40
Series 1997-11, Class E, 7.00%, 3/18/2027	9	10
Series 1997-27, Class J, 7.50%, 4/18/2027	5	5
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	825	40
Series 1997-42, Class EG, 8.00%, 7/18/2027	48	52
Series 1997-63, Class ZA, 6.50%, 9/18/2027	31	32
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	3,261	164
Series 1998-66, Class FB, 1.36%, 12/25/2028 (g)	1	1
Series 1999-47, Class JZ, 8.00%, 9/18/2029	123	134
Series 2000-8, Class Z, 7.50%, 2/20/2030	66	72
Series 2001-36, Class ST, IF, IO, 7.49%, 11/25/2030 (g)	76	8

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2001-14, Class Z, 6.00%, 5/25/2031	49	51
Series 2001-16, Class Z, 6.00%, 5/25/2031	60	62
Series 2001-72, Class SB, IF, IO, 6.49%, 12/25/2031 (g)	185	14
Series 2001-81, Class HE, 6.50%, 1/25/2032	339	367
Series 2002-19, Class SC, IF, 12.62%, 3/17/2032 (g)	23	24
Series 2002-56, Class PE, 6.00%, 9/25/2032	408	442
Series 2002-86, Class PG, 6.00%, 12/25/2032	271	288
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	3,146	353
Series 2003-25, Class KP, 5.00%, 4/25/2033	891	931
Series 2003-22, Class Z, 6.00%, 4/25/2033	206	223
Series 2003-47, Class PE, 5.75%, 6/25/2033	256	273
Series 2003-64, Class SX, IF, 11.75%, 7/25/2033 (g)	15	16
Series 2003-91, Class SD, IF, 10.82%, 9/25/2033 (g)	4	5
Series 2003-130, Class HZ, 6.00%, 1/25/2034	6,890	7,373
Series 2004-72, Class F, 1.51%, 9/25/2034 (g)	62	62
Series 2005-19, Class PB, 5.50%, 3/25/2035	1,818	1,921
Series 2005-42, Class PS, IF, 14.49%, 5/25/2035 (g)	4	4
Series 2005-51, Class MO, PO, 6/25/2035	16	11
Series 2005-53, Class CS, IF, IO, 5.69%, 6/25/2035 (g)	298	18
Series 2005-65, Class KO, PO, 8/25/2035	49	44
Series 2005-72, Class WS, IF, IO, 5.74%, 8/25/2035 (g)	125	11
Series 2005-84, Class XM, 5.75%, 10/25/2035	66	69
Series 2005-90, Class ES, IF, 14.36%, 10/25/2035 (g)	29	33
Series 2005-106, Class US, HB, IF, 20.88%, 11/25/2035 (g)	28	33
Series 2006-9, Class KZ, 6.00%, 3/25/2036	161	175
Series 2006-22, Class AO, PO, 4/25/2036	90	79
Series 2006-27, Class OB, PO, 4/25/2036	668	560
Series 2006-27, Class OH, PO, 4/25/2036	29	25
Series 2006-20, Class IB, IF, IO, 5.58%, 4/25/2036 (g)	154	21
Series 2011-19, Class ZY, 6.50%, 7/25/2036	151	167
Series 2006-77, Class PC, 6.50%, 8/25/2036	132	143
Series 2006-110, PO, 11/25/2036	78	68
Series 2006-128, PO, 1/25/2037	84	72
Series 2007-10, Class Z, 6.00%, 2/25/2037	29	31
Series 2007-22, Class SC, IF, IO, 5.07%, 3/25/2037 (g)	33	1
Series 2007-54, Class IB, IF, IO, 5.40%, 6/25/2037 (g)	2,817	338
Series 2007-68, Class IA, IO, 6.50%, 6/25/2037	4	—
Series 2007-109, Class YI, IF, IO, 5.44%, 12/25/2037 (g)	1,565	180
Series 2008-91, Class SI, IF, IO, 4.99%, 3/25/2038 (g)	368	30
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (g)	521	90
Series 2008-62, Class SM, IF, IO, 5.19%, 7/25/2038 (g)	446	37
Series 2009-29, Class LA, 1.33%, 5/25/2039 (g)	236	218
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	169	30
Series 2009-112, Class ST, IF, IO, 5.24%, 1/25/2040 (g)	287	37
Series 2009-112, Class SW, IF, IO, 5.24%, 1/25/2040 (g)	189	22
Series 2010-10, Class NT, 5.00%, 2/25/2040	667	706
Series 2010-49, Class SC, IF, 10.65%, 3/25/2040 (g)	100	110
Series 2010-35, Class SB, IF, IO, 5.41%, 4/25/2040 (g)	299	36

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-129, Class PZ, 4.50%, 11/25/2040	1,183	1,083
Series 2011-126, Class KB, 4.00%, 12/25/2041	11,203	11,327
Series 2016-33, Class JA, 3.00%, 7/25/2045	10,630	10,441
Series 2016-38, Class NA, 3.00%, 1/25/2046	8,064	7,911
Series 2007-71, Class GZ, 6.00%, 7/25/2047	113	114
Series 2019-20, Class H, 3.50%, 5/25/2049	7,765	7,658
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class IO1, IO, 0.89%, 6/25/2029 (g)	3,416	71
Series 2001-W3, Class A, 7.00%, 9/25/2041 (g)	153	156
Series 2002-W10, IO, 0.91%, 8/25/2042 (g)	1,833	38
Series 2003-W4, Class 2A, 5.07%, 10/25/2042 (g)	68	72
Series 2004-W11, Class 1IO1, IO, 0.35%, 5/25/2044 (g)	9,303	86
FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	178	179
FNMA, STRIPS
Series 203, Class 2, IO, 8.00%, 2/25/2023	35	1
Series 266, Class 2, IO, 7.50%, 8/25/2024	14	1
Series 313, Class 1, PO, 6/25/2031	338	301
Series 380, Class S36, IF, IO, 6.89%, 7/25/2037 (g)	93	16
Series 383, Class 68, IO, 6.50%, 9/25/2037	56	10
Series 383, Class 86, IO, 7.00%, 9/25/2037 (g)	34	7
Series 383, Class 69, IO, 6.50%, 10/25/2037 (g)	77	14
Freedom Series 2021-SAVF1, IO, 4.90%, 3/25/2022 (g)	22,800	22,800
FTF, 8.00%, 8/15/2024	13,500	10,813
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	13	13
Series 2005-AR3, Class 3A4, 3.00%, 6/19/2035 (g)	38	36
GNMA
Series 2014-60, Class W, 4.17%, 2/20/2029 (g)	565	577
Series 2002-13, Class QA, IF, IO, 7.18%, 2/16/2032 (g)	176	1
Series 2002-84, Class PH, 6.00%, 11/16/2032	312	312
Series 2003-18, Class PG, 5.50%, 3/20/2033	345	352
Series 2003-52, Class SB, IF, 10.02%, 6/16/2033 (g)	41	41
Series 2003-101, Class SK, IF, IO, 5.69%, 10/17/2033 (g)	616	2
Series 2004-2, Class SA, IF, 17.60%, 1/16/2034 (g)	154	160
Series 2004-19, Class KE, 5.00%, 3/16/2034	1,357	1,414
Series 2004-86, Class SP, IF, IO, 5.17%, 9/20/2034 (g)	221	10
Series 2004-90, Class SI, IF, IO, 5.17%, 10/20/2034 (g)	251	22
Series 2010-31, Class SK, IF, IO, 5.17%, 11/20/2034 (g)	164	9
Series 2004-105, Class SN, IF, IO, 5.17%, 12/20/2034 (g)	551	27
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	37	6
Series 2006-26, Class S, IF, IO, 5.57%, 6/20/2036 (g)	392	35
Series 2006-33, Class PK, 6.00%, 7/20/2036	133	143
Series 2009-81, Class A, 5.75%, 9/20/2036	78	83
Series 2007-7, Class EI, IF, IO, 5.27%, 2/20/2037 (g)	622	56
Series 2007-9, Class CI, IF, IO, 5.27%, 3/20/2037 (g)	376	31
Series 2007-17, Class JO, PO, 4/16/2037	42	36
Series 2007-22, Class PK, 5.50%, 4/20/2037	640	681
Series 2007-16, Class KU, IF, IO, 5.72%, 4/20/2037 (g)	419	40

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-26, Class SC, IF, IO, 5.27%, 5/20/2037 (g)	123	7
Series 2007-24, Class SA, IF, IO, 5.58%, 5/20/2037 (g)	596	60
Series 2009-16, Class SJ, IF, IO, 5.87%, 5/20/2037 (g)	600	49
Series 2008-34, Class OC, PO, 6/20/2037	122	111
Series 2009-106, Class XL, IF, IO, 5.82%, 6/20/2037 (g)	206	21
Series 2009-79, Class OK, PO, 11/16/2037	90	81
Series 2007-67, Class SI, IF, IO, 5.58%, 11/20/2037 (g)	116	10
Series 2008-40, Class SA, IF, IO, 5.53%, 5/16/2038 (g)	467	54
Series 2008-40, Class PS, IF, IO, 5.63%, 5/16/2038 (g)	193	15
Series 2008-49, Class PH, 5.25%, 6/20/2038	633	668
Series 2008-50, Class SA, IF, IO, 5.30%, 6/20/2038 (g)	831	72
Series 2008-55, Class PL, 5.50%, 6/20/2038	570	595
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	229	24
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	293	19
Series 2009-72, Class SM, IF, IO, 5.38%, 8/16/2039 (g)	219	22
Series 2010-157, Class OP, PO, 12/20/2040	176	153
Series 2015-157, Class GA, 3.00%, 1/20/2045	409	404
Series 2012-H11, Class FA, 1.14%, 2/20/2062 (g)	3,211	3,208
Series 2012-H18, Class FA, 0.99%, 8/20/2062 (g)	826	825
Series 2013-H04, Class BA, 1.65%, 2/20/2063	19	18
Series 2013-H20, Class FB, 1.44%, 8/20/2063 (g)	2,449	2,453
Series 2013-H23, Class FA, 1.74%, 9/20/2063 (g)	4,010	4,030
Series 2015-H02, Class HA, 2.50%, 1/20/2065	2,082	2,057
Series 2015-H04, Class FL, 0.91%, 2/20/2065 (g)	5,338	5,307
Series 2015-H23, Class FB, 0.96%, 9/20/2065 (g)	4,984	4,959
Series 2015-H32, Class FH, 1.10%, 12/20/2065 (g)	551	550
Series 2016-H16, Class FD, 0.63%, 6/20/2066 (g)	6,940	6,881
Series 2016-H17, Class FC, 1.27%, 8/20/2066 (g)	4,459	4,472
Series 2016-H23, Class F, 1.19%, 10/20/2066 (g)	11,687	11,696
Series 2017-H08, Class XI, IO, 1.90%, 3/20/2067 (g)	14,902	1,068
Series 2017-H11, Class XI, IO, 2.61%, 5/20/2067 (g)	39,767	1,801
Series 2017-H14, Class XI, IO, 1.69%, 6/20/2067 (g)	15,001	606
Series 2017-H14, Class AI, IO, 2.12%, 6/20/2067 (g)	21,699	1,700
Series 2017-H23, Class FA, 0.92%, 10/20/2067 (g)	21,595	21,459
Series 2019-H09, Class FA, 0.94%, 5/20/2069 (g)	15,027	14,940
Series 2021-H10, Class AF, 2.00%, 6/20/2071 (g)	30,906	32,438
Goodgreen Trust, 5.00%, 10/20/2051 ‡	7,469	6,853
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	39	38
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	56	55
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	61	61
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	30	29
Series 2005-5F, Class 8A1, 1.51%, 6/25/2035 (g)	11	11
Series 2005-5F, Class 8A3, 1.51%, 6/25/2035 (g)	7	7
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (a) (e)	5,133	5,088
Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (a) (g)	15,000	14,914

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Home RE Ltd. (Bermuda)
Series 2021-2, Class M1B, 2.18%, 1/25/2034 ‡	9,565	9,356
Series 2022-1, Class M1C, 6.08%, 10/25/2034 ‡	17,000	16,584
Hunt Companies Finance Trust, Inc., 7.25%, 2/13/2025	26,750	26,750
Impac CMB Trust
Series 2004-10, Class 3A1, 1.71%, 3/25/2035 (g)	281	267
Series 2004-10, Class 3A2, 1.81%, 3/25/2035 (g)	176	163
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	5	4
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	30	28
Series 2006-A2, Class 5A3, 2.28%, 11/25/2033 (g)	56	56
Series 2006-A2, Class 4A1, 2.44%, 8/25/2034 (g)	83	85
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	18	20
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	260	247
Series 2007-A1, Class 5A2, 2.42%, 7/25/2035 (g)	24	24
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 2.70%, 4/21/2034 (g)	22	21
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	6	6
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2005-1, Class 5A1, 5.50%, 1/25/2020	—	—
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	221	215
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	293	292
Series 2004-7, Class 30, PO, 8/25/2034 ‡	22	17
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	16	16
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2004-6, Class 3A1, 5.25%, 7/25/2019	—	—
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	38	36
Mastr Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡	12	10
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 0.94%, 7/25/2029 (g)	51	50
Series 2004-D, Class A3, 1.96%, 9/25/2029 (g)	58	57
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A2, 3.95%, 4/28/2066 (a) (g)	12,000	11,467
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (g)	150	150
Series 2004-7AR, Class 2A6, 2.47%, 9/25/2034 (g)	52	52
MRA Issuance Trust Series 2021-EBO2, Class A, 2.84%, 4/1/2022 (a) (g)	46,000	45,568
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (g)	85	77
Ocwen Series 2021-GNMSR1, 5.00%, 3/15/2022	23,393	23,393
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	41	40
PMC PLS ESR Issuer LLC Series 2022-PLS1, Class A, 5.11%, 2/25/2027 (a) (e)	18,399	17,928
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 3.91%, 2/27/2024 (a) (g)	18,587	18,265
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	57	57
PRPM LLC Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (g)	17,646	16,937
Radnor RE Ltd. (Bermuda) Series 2021-1, Class M1B, 2.28%, 12/27/2033 ‡	3,500	3,423
RALI Trust Series 2005-QS5, Class A4, 5.75%, 4/25/2035	956	831
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (e)	29,215	27,992

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	8
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	93	59
RFMSI Trust Series 2005-SA4, Class 1A1, 2.28%, 9/25/2035 (g)	2	2
RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025 (a) (e)	29,439	28,707
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	14	14
SART Series 2017-1, 4.75%, 7/15/2024	6,377	6,373
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class MT, 3.50%, 6/25/2057	10,319	10,183
Series 2019-3, Class M55D, 4.00%, 10/25/2058	13,758	13,857
Series 2019-4, Class MB, 3.00%, 2/25/2059 ‡	42,942	37,631
Series 2021-1, Class BXS, 14.23%, 9/25/2060 ‡	10,550	8,577
Series 2021-2, Class BXS, 8.64%, 11/25/2060 ‡	4,998	3,962
Series 2022-1, Class MTU, 3.25%, 11/25/2061 ‡	33,356	32,152
Sequoia Mortgage Trust Series 2004-8, Class A2, 1.51%, 9/20/2034 (g)	224	220
Series RR Trust
Series 2015-1, Class A, PO, 4/26/2048 (a)	3,000	2,646
Series 2015-1, Class B, PO, 4/26/2048 (a)	19,000	16,347
Sonoran Auto Receivables Trust Series 2018-1, 4.76%, 6/15/2025	9,269	9,262
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 2.75%, 10/25/2034 (g)	53	52
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 2.29%, 9/25/2033 (g)	380	379
Series 2003-37A, Class 2A, 2.24%, 12/25/2033 (g)	71	69
Series 2003-37A, Class 1A, 2.83%, 12/25/2033 (g)	520	521
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (e)	6,491	6,304
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (g)	39,562	36,097
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	30,000	29,023
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	128	135
Series 1998-1, Class 2E, 7.00%, 3/15/2028	396	413
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	62	64
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡	24,155	23,551
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 2.74%, 8/25/2033 (g)	80	79
Series 2003-AR9, Class 1A6, 2.52%, 9/25/2033 (g)	59	57
Series 2004-AR3, Class A1, 3.05%, 6/25/2034 (g)	21	20
Series 2004-AR3, Class A2, 3.05%, 6/25/2034 (g)	190	183
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	150	147
Series 2004-AR11, Class A, 2.40%, 10/25/2034 (g)	166	159
Series 2005-AR2, Class 2A21, 1.67%, 1/25/2045 (g)	21	21
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	310	294
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	111	111
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 2.62%, 7/25/2034 (g)	57	58
Series 2004-U, Class A1, 2.99%, 10/25/2034 (g)	122	117
Total Collateralized Mortgage Obligations (Cost $1,056,471)		1,015,850

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 0.7%
Arab Republic of Egypt
7.50%, 1/31/2027 (i)	2,640	2,409
8.15%, 11/20/2059 (a)	2,900	2,026
Dominican Republic Government Bond
5.95%, 1/25/2027 (i)	2,500	2,498
4.88%, 9/23/2032 (a)	1,310	1,128
6.00%, 2/22/2033 (a)	4,043	3,730
6.00%, 2/22/2033 (i)	5,400	4,983
5.88%, 1/30/2060 (a)	3,545	2,756
Federal Republic of Nigeria
6.50%, 11/28/2027 (i)	6,550	5,551
6.13%, 9/28/2028 (a)	2,880	2,343
7.14%, 2/23/2030 (i)	2,700	2,214
8.75%, 1/21/2031 (i)	3,800	3,278
7.38%, 9/28/2033 (a)	2,327	1,818
Hungary Government Bond, 3.13%, 9/21/2051 (a)	2,533	1,715
Islamic Republic of Pakistan, 6.00%, 4/8/2026 (a)	5,784	4,281
Kingdom of Bahrain
7.00%, 10/12/2028 (i)	2,500	2,600
5.45%, 9/16/2032 (a)	1,677	1,526
Province of Alberta, 3.30%, 3/15/2028	24,500	24,585
Province of Manitoba, 2.13%, 6/22/2026	1,250	1,204
Province of Quebec
7.13%, 2/9/2024	2,220	2,379
6.35%, 1/30/2026	300	331
Republic of Angola, 8.75%, 4/14/2032 (a)	4,086	3,872
Republic of Colombia, 10.38%, 1/28/2033	370	482
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (e) (i)	1,314	1,230
6.13%, 6/15/2033 (i)	866	771
6.88%, 10/17/2040 (i)	EUR3,400	2,993
Republic of El Salvador, 7.12%, 1/20/2050 (i)	2,965	1,139
Republic of Ghana
Zero Coupon, 4/7/2025 (a)	5,100	2,806
7.63%, 5/16/2029 (i)	2,430	1,276
8.63%, 6/16/2049 (i)	2,600	1,313
Republic of Kenya
8.00%, 5/22/2032 (i)	5,300	4,585
6.30%, 1/23/2034 (a)	4,299	3,332
8.25%, 2/28/2048 (i)	1,500	1,166
Republic of Paraguay
5.00%, 4/15/2026 (i)	1,080	1,089
3.85%, 6/28/2033 (a)	503	442
5.60%, 3/13/2048 (i)	2,489	2,164
5.40%, 3/30/2050 (i)	7,500	6,400
Republic of Senegal, 6.75%, 3/13/2048 (i)	3,800	2,928
Republic of South Africa, 4.30%, 10/12/2028	2,442	2,257

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (i)	2,850	2,868
6.25%, 1/25/2031 (a)	1,193	1,226
United Mexican States
3.75%, 1/11/2028	376	370
5.00%, 4/27/2051	2,420	2,203
Total Foreign Government Securities (Cost $145,338)		120,267
Loan Assignments — 0.4% (l)
Auto Components — 0.0% ^
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.31%, 4/10/2028 (b)	4,615	4,352
Beverages — 0.0% ^
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.51%, 3/31/2028 (b)	4,963	4,573
Chemicals — 0.0% ^
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 2.76%, 6/1/2024 (b)	1,144	1,117
Containers & Packaging — 0.1%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.05%, 4/3/2024 (b)	6,483	6,224
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 4.06%, 8/4/2027 (b)	3,443	3,260
		9,484
Diversified Financial Services — 0.0% ^
Thor, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 5/15/2025 ‡	2,786	2,797
Electrical Equipment — 0.0% ^
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.55%, 3/2/2027 (b)	3,177	3,009
Food & Staples Retailing — 0.0% ^
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038 (b)	39	34
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.01%, 4/1/2024 ‡	294	256
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.01%, 10/1/2024 (b)	1,680	1,092
		1,382
Internet & Direct Marketing Retail — 0.1%
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.58%, 10/10/2025 (b) (m)	5,593	5,323
IT Services — 0.0% ^
MH Sub I LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.81%, 9/13/2024 (b)	3,237	3,120
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (f)	147	16
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.52%, 10/8/2027 (b)	4,398	4,223
Personal Products — 0.1%
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.76%, 10/1/2026 (b)	6,211	5,945
Road & Rail — 0.0% ^
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.98%, 7/21/2028 (b)	3,078	2,893
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 3.98%, 7/21/2028 (b)	1,139	1,070
		3,963

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — 0.1%
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.06%, 12/1/2027 (b)	6,167	5,981
Specialty Retail — 0.0% ^
AppleCaramel Buyer LLC, 1st Lien Term Loan B (3-MONTH PRIME + 3.75%), 4.78%, 10/19/2027 (b)	3,152	3,005
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 7.56%, 12/18/2026 (b) (n)	1,506	1,448
		4,453
Total Loan Assignments (Cost $62,101)		59,738
U.S. Government Agency Securities — 0.3%
Resolution Funding Corp. STRIPS
3.75%, 4/15/2030 (j)	20,500	15,966
DN, 3.69%, 4/15/2030 (j)	43,000	33,489
Total U.S. Government Agency Securities (Cost $48,986)		49,455
Municipal Bonds — 0.1% (o)
California — 0.1%
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2010A, Rev., 7.05%, 12/1/2044	200	264
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	960	1,111
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	1,820	1,340
State of California, Various Purpose GO, 7.35%, 11/1/2039	1,980	2,620
University of California, Taxable Series 2012AD, Rev., 4.86%, 5/15/2112	774	757
Total California		6,092
Colorado — 0.0% ^
Colorado Health Facilities Authority, Covenant Living Communities and Services
Rev., 2.80%, 12/1/2026	1,400	1,359
Rev., 3.36%, 12/1/2030	2,350	2,213
Total Colorado		3,572
District of Columbia — 0.0% ^
District of Columbia Water & Sewer Authority Series 2014A, Rev., 4.81%, 10/1/2114	345	346
Missouri — 0.0% ^
Health & Educational Facilities Authority of the State of Missouri Series 2020A, Rev., 3.23%, 5/15/2050	3,000	2,534
New York — 0.0% ^
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2010H, Rev., 5.29%, 3/15/2033	560	596
Series 2010H, Rev., 5.39%, 3/15/2040	1,165	1,284
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,450	1,661
Series 165, Rev., 5.65%, 11/1/2040	155	177
Series 174, Rev., 4.46%, 10/1/2062	740	736
Total New York		4,454
Ohio — 0.0% ^
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,040	1,365

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Ohio State University (The), General Receipts Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	1,548
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	2,000	1,998
Total Ohio		4,911
Total Municipal Bonds (Cost $22,869)		21,909
	SHARES (000)
Common Stocks — 0.1%
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	39	—
Diversified Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡ *	1,551	4
Energy Equipment & Services — 0.0% ^
Telford Offshore Holdings Ltd. (Cayman Islands) ‡ *	34	—
Food & Staples Retailing — 0.0% ^
Moran Foods Backstop Equity ‡ *	61	61
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp.	3	90
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding Co. ‡ *	935	712
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	502	794
iHeartMedia, Inc., Class A *	127	1,492
		2,286
Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp.	5	544
EP Energy Corp. *	75	581
Gulfport Energy Corp. *	59	5,678
		6,803
Professional Services — 0.0% ^
Neiman Marcus Group Restricted Equity *	2	296
NMG, Inc. *	9	1,648
		1,944
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	2	649
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	70	2,062
Total Common Stocks (Cost $13,142)		14,611

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 11.00 USD ‡ *	6	78
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	33	1,496
Oil, Gas & Consumable Fuels — 0.0% ^
Chesapeake Energy Corp.
expiring 2/9/2026, price 26.00 USD *	17	1,335
expiring 2/9/2026, price 30.00 USD *	19	1,395
expiring 2/9/2026, price 34.00 USD *	11	736
		3,466
Total Warrants (Cost $—)		5,040
	SHARES (000)
Convertible Preferred Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *(Cost $428)	1	3,569
Preferred Stocks — 0.0% ^
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	46	—
Internet & Direct Marketing Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ *	2,070	2,267
Total Preferred Stocks (Cost $2,145)		2,267
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (PIK), 5/31/2022 ‡ (c) (d) (h)(Cost $141)	—	1,023
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ *	14	—
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp., expiring 12/31/2049 ‡ *	104	133
Total Right (Cost $—)		133

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Term Investments — 5.8%
Investment Companies — 5.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (p) (q) (Cost $953,573)	953,464	953,750
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.80% (p) (q)	120	120
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (p) (q)	428	428
Total Investment of Cash Collateral from Securities Loaned (Cost $548)		548
Total Short Term Investments (Cost $954,121)		954,298
Total Investments — 101.7% (Cost $17,941,560)		16,767,863
Liabilities in Excess of Other Assets — (1.7)%		(288,127)
NET ASSETS — 100.0%		16,479,736

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2022.
CDO	Collateralized Debt Obligations
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(c)	Security is an interest bearing note with preferred security characteristics.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2022.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(f)	Defaulted security.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(j)	The rate shown is the effective yield as of May 31, 2022.
(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of May 31, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of May 31, 2022.
Futures contracts outstanding as of May 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	3,083	09/21/2022	USD	368,129	(2,123)
U.S. Treasury 10 Year Ultra Note	2,944	09/21/2022	USD	377,982	(4,047)
U.S. Treasury Ultra Bond	2	09/21/2022	USD	311	(1)
U.S. Treasury 2 Year Note	4,633	09/30/2022	USD	977,961	(416)
U.S. Treasury 5 Year Note	3,857	09/30/2022	USD	435,630	1,288
					(5,299)
Short Contracts
U.S. Treasury 5 Year Note	(285)	09/30/2022	USD	(32,189)	(97)
U.S. Treasury 10 Year Note	(444)	09/21/2022	USD	(53,016)	359
U.S. Treasury Long Bond	(909)	09/21/2022	USD	(126,664)	1,837
U.S. Treasury Ultra Bond	(295)	09/21/2022	USD	(45,854)	149
					2,248
					(3,051)

Abbreviations
USD	United States Dollar

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of May 31, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Federative Republic of Brazil, 4.25%, 1/7/2025	1.00	Quarterly	Barclays Bank plc	6/20/2024	1.06	USD 75,000	662	(721)	(59)

(*)	The Fund, as a buyer of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment. upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(a)	Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer.Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences

Abbreviations
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of May 31, 2022 (amounts in thousands):

	NET UPFRONT PAYMENTS RECEIPTS ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	662	(59)

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,203,165	$1,109,764	$2,312,929
Collateralized Mortgage Obligations	—	747,409	268,441	1,015,850
Commercial Mortgage-Backed Securities	—	1,636,677	386,455	2,023,132
Common Stocks
Communications Equipment	—	—	—	—
Diversified Financial Services	—	—	4	4
Energy Equipment & Services	—	—	—	—
Food & Staples Retailing	—	—	61	61
Independent Power and Renewable Electricity Producers	90	—	—	90
Internet & Direct Marketing Retail	—	—	712	712
Media	2,286	—	—	2,286
Oil, Gas & Consumable Fuels	6,222	581	—	6,803
Professional Services	—	1,944	—	1,944
Specialty Retail	—	—	649	649
Wireless Telecommunication Services	—	—	2,062	2,062
Total Common Stocks	8,598	2,525	3,488	14,611
Convertible Bonds	—	—	1,023	1,023
Convertible Preferred Stocks	—	—	3,569	3,569
Corporate Bonds
Aerospace & Defense	—	53,666	—	53,666
Airlines	—	18,443	—	18,443
Auto Components	—	42,790	—	42,790
Automobiles	—	34,379	—	34,379
Banks	—	889,084	—	889,084
Beverages	—	31,282	—	31,282
Biotechnology	—	62,935	—	62,935
Building Products	—	26,241	—	26,241
Capital Markets	—	424,928	—	424,928
Chemicals	—	74,448	—	74,448
Commercial Services & Supplies	—	67,094	—	67,094
Communications Equipment	—	12,823	—	12,823
Construction & Engineering	—	17,086	—	17,086
Construction Materials	—	4,501	—	4,501
Consumer Finance	—	177,203	—	177,203
Containers & Packaging	—	47,303	—	47,303
Diversified Consumer Services	—	8,871	—	8,871
Diversified Financial Services	—	35,815	—	35,815
Diversified Telecommunication Services	—	209,232	1	209,233
Electric Utilities	—	284,783	8	284,791
Electrical Equipment	—	6,450	—	6,450
Electronic Equipment, Instruments & Components	—	9,886	—	9,886
Energy Equipment & Services	—	16,384	—	16,384
Entertainment	—	74,196	—	74,196
Equity Real Estate Investment Trusts (REITs)	—	102,218	—	102,218
Food & Staples Retailing	—	44,201	—	44,201

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Food Products	$—	$29,904	$—	$29,904
Gas Utilities	—	17,691	—	17,691
Health Care Equipment & Supplies	—	23,896	—	23,896
Health Care Providers & Services	—	195,906	—	195,906
Health Care Technology	—	7,948	—	7,948
Hotels, Restaurants & Leisure	—	88,829	—	88,829
Household Durables	—	17,429	—	17,429
Household Products	—	20,239	—	20,239
Independent Power and Renewable Electricity Producers	—	21,925	—	21,925
Industrial Conglomerates	—	1,865	—	1,865
Insurance	—	72,233	—	72,233
Internet & Direct Marketing Retail	—	24,083	—	24,083
IT Services	—	46,167	—	46,167
Leisure Products	—	3,544	—	3,544
Life Sciences Tools & Services	—	8,180	—	8,180
Machinery	—	11,556	—	11,556
Marine	—	2,193	—	2,193
Media	—	243,844	—	243,844
Metals & Mining	—	96,171	—	96,171
Mortgage Real Estate Investment Trusts (REITs)	—	74,855	—	74,855
Multi-Utilities	—	40,215	—	40,215
Oil, Gas & Consumable Fuels	—	464,828	—	464,828
Personal Products	—	12,301	—	12,301
Pharmaceuticals	—	149,398	—	149,398
Real Estate Management & Development	—	7,248	—	7,248
Road & Rail	—	35,242	—	35,242
Semiconductors & Semiconductor Equipment	—	43,336	—	43,336
Software	—	69,468	—	69,468
Specialty Retail	—	68,026	—	68,026
Technology Hardware, Storage & Peripherals	—	32,381	—	32,381
Textiles, Apparel & Luxury Goods	—	5,746	—	5,746
Thrifts & Mortgage Finance	—	38,743	—	38,743
Tobacco	—	71,088	—	71,088
Trading Companies & Distributors	—	57,384	—	57,384
Transportation Infrastructure	—	1,810	—	1,810
Water Utilities	—	1,280	—	1,280
Wireless Telecommunication Services	—	30,882	—	30,882
Total Corporate Bonds	—	4,914,076	9	4,914,085
Foreign Government Securities	—	120,267	—	120,267
Loan Assignments
Auto Components	—	4,352	—	4,352
Beverages	—	4,573	—	4,573
Chemicals	—	1,117	—	1,117
Containers & Packaging	—	9,484	—	9,484
Diversified Financial Services	—	—	2,797	2,797
Electrical Equipment	—	3,009	—	3,009
Food & Staples Retailing	—	1,126	256	1,382

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Internet & Direct Marketing Retail	$—	$5,323	$—	$5,323
IT Services	—	3,120	—	3,120
Leisure Products	—	—	16	16
Machinery	—	4,223	—	4,223
Personal Products	—	5,945	—	5,945
Road & Rail	—	3,963	—	3,963
Software	—	5,981	—	5,981
Specialty Retail	—	4,453	—	4,453
Total Loan Assignments	—	56,669	3,069	59,738
Mortgage-Backed Securities	—	2,217,708	—	2,217,708
Municipal Bonds	—	21,909	—	21,909
Preferred Stocks	—	—	2,267	2,267
Rights	—	—	133	133
U.S. Government Agency Securities	—	49,455	—	49,455
U.S. Treasury Obligations	—	3,051,849	—	3,051,849
Warrants
Diversified Telecommunication Services	—	—	78	78
Media	—	—	1,496	1,496
Oil, Gas & Consumable Fuels	3,466	—	—	3,466
Total Warrants	3,466	—	1,574	5,040
Short-Term Investments
Investment Companies	953,750	—	—	953,750
Investment of Cash Collateral from Securities Loaned	548	—	—	548
Total Short-Term Investments	954,298	—	—	954,298
Total Investments in Securities	$966,362	$14,021,709	$1,779,792	$16,767,863
Appreciation in Other Financial Instruments
Futures Contracts	$3,633	$—	$—	$3,633
Depreciation in Other Financial Instruments
Futures Contracts	(6,684)	—	—	(6,684)
Swaps	—	(721)	—	(721)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(3,051)	$(721)	$—	$(3,772)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2022
Investments in securities:
Asset-Backed Securities	$873,989	$—	$(41,665)	$(71)	$96,325	$(41,632)	$251,877	$(51,609)	$22,550	$1,109,764
Collateralized Mortgage Obligations	237,435	—	(12,130)	(11)	83,804	(22,337)	19,907	(15,677)	(22,550)	268,441
Commercial Mortgage-Backed Securities	335,560	—	(13,792)	770	73,029	(1,490)	31,433	(39,055)	—	386,455
Common Stocks	4,812	—(b)	(1,324)	—	—	—	—	—	—	3,488
Convertible Bond	729	—	294	—	—	—	—	—	—	1,023
Convertible Preferred Stocks	3,332	—	237	—	—	—	—	—	—	3,569

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2022
Corporate Bonds	$9	$—	$—(b)	$—(b)	$72	$(72)	$—	$—	$—	$9
Loan Assignments	3,313	(1)	(43)	5	5	(210)	—	—	—	3,069
Preferred Stocks	3,882	—	(1,615)	—	—	—	—	—	—	2,267
Rights	140	—	(7)	—	—	—	—	—	—	133
Warrants	781	—	793	—	—	—	—	—	—	1,574
Total	$1,463,982	$(1)	$(69,252)	$693	$253,235	$(65,741)	$303,217	$(106,341)	$—	$1,779,792

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(70,260).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2022
B.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (a) (b)	$1,432,701	$2,684,902	$3,163,794	$(152)	$93	$953,750	953,464	$1,044	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.80% (a) (b)	120	—	—	—(c)	—	120	120	—(c)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.80% (a) (b)	428	—	—	—	—	428	428	—	—
Total	$1,433,249	$2,684,902	$3,163,794	$(152)	$93	$954,298		$1,044	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.
(c)	Amount rounds to less than one thousand.